Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Nov. 08, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	Other	Other
Document Period End Date	Sep 30, 2011	Dec 31, 2010
Amendment Flag	false	false
Document Fiscal Year Focus	2011	2010
Document Fiscal Period Focus	Q3	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Public Float				$ 15.3
Entity Common Stock, Shares Outstanding			95,548,253	19,168,831

Condensed Consolidated Balance Sheets (Unaudited) (Successor, USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 14,840,392	$ 867,738	$ 1,362,488
Accounts receivable, net	234,418	229,891	269,759
Inventory, net	315,931	258,939	226,032
Prepaid expenses and other current assets	1,372,043	559,082	525,024
Total current assets	16,762,784	1,915,650	2,383,303
Property and equipment, net of accumulated depreciation of $83,787 and $8,085, respectively	732,328	21,589	0
Other assets		250	250
Intangible assets		6,340,656	6,340,656
Intangible assets and other	6,340,906
Total assets	23,836,018	8,278,145	8,724,209
Current liabilities:
Current debt	6,394,532	56,911	47,795
Accounts payable	1,050,215	1,096,125	245,023
Accrued expenses	1,447,975	789,482	544,260
Derivative revenue	12,500	0	0
Total current liabilities	8,905,222	1,942,518	837,078
Long-term debt	0	7,290,881	6,000,060
Deferred tax liability	2,500,000	2,500,000	2,500,000
Warrant liability	7,509,630	8,171,518	635,276
Derivative liability	1,056,920	2,120,360	0
Other long-term liabilities	170,403	255,606	369,210
Total liabilities	20,142,175	22,280,883	10,341,624
Commitments and contingencies
Fibrocell Science, Inc. shareholders' equity/(deficit):
Common stock, $0.001 par value; 250,000,000 shares authorized 95,278,255 and 20,375,500 shares issued and outstanding, respectively	95,278	20,376	14,692
Common stock; $0.001 par value; subscription receivable	(2,038,733)	0	0
Additional paid-in capital	43,421,317	2,437,893	508,347
Accumulated deficit during development stage	(38,275,135)	(17,981,530)	(5,049,999)
Total Fibrocell Science, Inc. shareholders' equity/(deficit)	3,202,727	(15,523,261)	(4,526,960)
Noncontrolling interest	491,116	450,373	398,475
Total equity/(deficit) and noncontrolling interest	3,693,843	(15,072,888)	(4,128,485)
Total liabilities, preferred stock, shareholders' equity/(deficit) and noncontrolling interest	23,836,018	8,278,145	8,724,209
Series A Preferred Stock
Current liabilities:
Preferred stock	0	1,280,150	2,511,070
Series B Preferred Stock
Current liabilities:
Preferred stock
Preferred stock series B, $0.001 par value; subscription receivable	0	(210,000)	0
Series D Preferred Stock
Current liabilities:
Preferred stock

Consolidated Successor Balance Sheets (Unaudited) (Parenthetical) (Successor, USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Accumulated depreciation of property and equipment	$ 83,787	$ 8,085	$ 0
Fibrocell Science, Inc. shareholders' deficit:
Successor common stock, par value	$ 0.001	$ 0.001	$ 0.001
Successor common stock, shares authorized	250,000,000	250,000,000	250,000,000
Successor common stock, shares issued	95,278,255	20,375,500	20,375,500
Successor common stock, shares outstanding	95,278,255	20,375,500	20,375,500
Series A Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,000	9,000	9,000
Preferred stock, shares issued	3,250	3,250	3,250
Preferred stock, shares outstanding	0	2,886	2,886
Series B Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,000	9,000	9,000
Preferred stock, shares issued	4,640	4,640	4,640
Preferred stock, shares outstanding	0	4,640	4,640
Series D Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000	8,000	8,000
Preferred stock, shares issued	7,779	1,645	1,645
Preferred stock, shares outstanding	3,841	1,645	1,645

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended	8 Months Ended	164 Months Ended
	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2009 Successor	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Sep. 30, 2011 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor
Revenue
Product sales	$ 159,400	$ 243,677	$ 329,941	$ 621,310	$ 716,809	$ 936,369	$ 1,266,310	$ 1,887,620	$ 538,620	$ 4,818,994
License fees				0	0			0		260,000
Total revenue	159,400	243,677	329,941	621,310	716,809	936,369	1,266,310	1,887,620	538,620	5,078,994
Cost of sales	96,631	118,916	182,048	320,242	395,351	502,648	684,696	1,004,938	424,139	2,279,335
Gross profit	62,769	124,761	147,893	301,068	321,458	433,721	581,614	882,682	114,481	2,799,659
Selling, general and administrative expenses	3,920,986	1,583,418	2,708,356	9,540,713	5,424,661	6,515,581	9,223,937	18,764,650	3,427,374	84,805,520
Research and development expenses	1,892,859	1,387,466	1,823,196	5,111,053	4,053,817	5,486,319	7,309,515	12,420,568	2,107,718	56,269,869
Operating loss	(5,751,076)	(2,846,123)	(4,383,659)	(14,350,698)	(9,157,020)	(11,568,179)	(15,951,838)	(30,302,536)	(5,420,611)	(138,275,730)
Other income/(expense)
Interest income			1	0	0		1	1	248	6,989,539
Reorganization items, net			(72,477)	0	3,303	3,303	(69,174)	(69,174)	73,538,984	73,538,984
Other income				0	0	244,479	244,479	244,479	(6,243)	316,338
Warrant income	10,621,558	1,265,571	(319,084)	814,676	1,560,757	(465,232)	(784,316)	30,360		0
Derivative revaluation expense	2,316,428	0		(5,865,710)	0			(5,865,710)		0
Interest expense	(264,998)	(211,919)	(247,174)	(822,067)	(612,917)	(1,045,199)	(1,292,373)	(2,114,440)	(2,232,138)	(18,790,218)
Loss from continuing operations before income taxes			(5,022,393)	(20,223,799)	(8,205,877)	(12,830,828)	(17,853,221)	(38,077,020)	65,880,240	(76,221,087)
Income tax benefit				0	0			0		190,754
Loss from continuing operations	6,921,912	(1,792,471)	(5,022,393)	(20,223,799)	(8,205,877)	(12,830,828)	(17,853,221)	(38,077,020)	65,880,240	(76,030,333)
Loss from discontinued operations	(10,864)	(8,575)	(12,113)	(29,063)	(38,121)	(48,805)	(60,918)	(89,981)	46,923	(41,091,311)
Net income/(loss)	6,911,048	(1,801,046)	(5,034,506)	(20,252,862)	(8,243,998)	(12,879,633)	(17,914,139)	(38,167,001)	65,927,163	(117,121,644)
Deemed dividend associated with beneficial conversion				0	0			0		(11,423,824)
Preferred stock dividends				0	0			0		(1,589,861)
Net (income)/loss attributable to noncontrolling interest	5,809	(20,859)	(15,493)	(40,743)	(37,247)	(51,898)	(67,391)	(108,134)	(205,632)	1,799,523
Net income/(loss) attributable to Fibrocell Science, Inc. common shareholders	$ 6,916,857	$ (1,821,905)	$ (5,049,999)	$ (20,293,605)	$ (8,281,245)	$ (12,931,531)	$ (17,981,530)	$ (38,275,135)	$ 65,721,531	$ (128,335,806)
Per share information:
Net income/(loss) from continuing operations - Basic	$ 0.1	$ (0.09)
Net income/(loss) from continuing operations - Diluted	$ 0.08	$ (0.09)
Loss from continuing operations-basic and diluted			$ (0.35)	$ (0.4)	$ (0.45)	$ (0.68)	$ (1.01)	$ (1.37)	$ 1.72	$ (4.3)
Net income/(loss) attributable to common shareholders per common share-Basic	$ 0.1	$ (0.09)
Net income/(loss) attributable to common shareholders per common share-Diluted	$ 0.08	$ (0.09)
Loss from discontinued operations-basic and diluted				$ 0	$ 0			$ 0		$ (2.32)
Income (loss) attributable to noncontrolling interest								$ 0		$ 0.1
Deemed dividend associated with beneficial conversion of preferred stock				$ 0	$ 0			$ 0		$ (0.65)
Preferred stock dividends				$ 0	$ 0			$ 0		$ (0.09)
Net loss attributable to common shareholders per common share - basic and diluted			$ (0.35)	$ (0.4)	$ (0.45)	$ (0.68)	$ (1.01)	$ (1.37)	$ 1.72	$ (7.26)
Weighted average number of basic common shares outstanding	69,863,597	19,557,842
Weighted average number of diluted common shares outstanding	89,671,791	19,557,842
Weighted average number of basic and diluted common shares outstanding			14,380,381	51,219,473	18,291,301	18,757,756	17,681,500	27,767,571	38,230,886	17,678,219

Condensed Consolidated Statements of Shareholders' Equity (Deficit) and Comprehensive Income (Loss) (Unaudited) (USD $)	Predecessor	Successor	Series A Preferred Stock Predecessor	Series A Preferred Stock Successor	Series B Preferred Stock Predecessor	Common Stock Predecessor	Common Stock Predecessor Gemini [Member]	Common Stock Predecessor AFH [Member]	Common Stock Successor	Common Stock Series A Preferred Stock Successor	Subscription Receivable Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Predecessor Gemini [Member]	Additional Paid-in Capital Predecessor AFH [Member]	Additional Paid-in Capital Successor	Additional Paid-in Capital Series A Preferred Stock Successor	Treasury Stock Predecessor	Accumulated Other Comprehensive Income Predecessor	Accumulated Deficit During Development Stage Predecessor	Accumulated Deficit During Development Stage Successor	Noncontrolling Interest Predecessor	Noncontrolling Interest Successor
Beginning Balance at Dec. 27, 1995
Cancellation of Predecessor common stock and fresh start adjustments	$ (124,495,151)					$ (42,820)						$ (150,426,331)					$ 25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss	128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares						(42,820,380)											(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11	5,472,000					11,400						5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares						11,400,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(115,322,121)
Net income (loss)	(117,121,644)
Ending Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Ending Balance at Aug. 31, 2009	(7,305,849)											(7,688,831)
Ending Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Beginning Balance at Dec. 31, 1995
Issuance of common & preferred stock for cash/services (December 28, 1995)	820					2,285						(1,465)
Issuance of common & preferred stock for cash/services (November 07, 1996)	50,000					11						49,989
Issuance of common & preferred stock for cash/services (November 29, 1996)	10,000					2						9,998
Issuance of common & preferred stock for cash/services (December 19, 1996)	30,000					7						29,993
Issuance of common & preferred stock for cash/services (December 26, 1996)	50,000					11						49,989
Issuance of common & preferred stock for cash/services, shares (December 28, 1995)						2,285,291
Issuance of common & preferred stock for cash/services, shares (November 07, 1996)						11,149
Issuance of common & preferred stock for cash/services, shares (November 29, 1996)						2,230
Issuance of common & preferred stock for cash/services, shares (December 19, 1996)						6,690
Issuance of common & preferred stock for cash/services, shares (December 26, 1996)						11,148
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(270,468)																		(270,468)
Ending Balance at Dec. 31, 1996	(129,648)					2,316						138,504							(270,468)
Ending Balance, Shares at Dec. 31, 1996						2,316,508
Issuance of common & preferred stock for cash/services (December 27, 1997)	95,000					21						94,979
Issuance of common & preferred stock for cash/services (September 01, 1997)	36,260					11						36,249
Issuance of common & preferred stock for cash/services (December 28, 1997)	10,255					287						9,968
Issuance of common & preferred stock for cash/services, shares (December 27, 1997)						21,182
Issuance of common & preferred stock for cash/services, shares (September 01, 1997)						11,148
Issuance of common & preferred stock for cash/services, shares (December 28, 1997)						287,193
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(52,550)																		(52,550)
Ending Balance at Dec. 31, 1997	(40,683)					2,635						279,700							(323,018)
Ending Balance, Shares at Dec. 31, 1997						2,636,031
Issuance of common & preferred stock for cash/services (August 23, 1998)	20,067					4						20,063
Issuance of common & preferred stock for cash/services, shares (August 23, 1998)						4,459
Repurchase of common/treasury stock (September 29, 1998)	(50,280)																(50,280)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(195,675)																		(195,675)
Ending Balance at Dec. 31, 1998	(266,571)					2,639						299,763					(50,280)		(518,693)
Ending Balance, Shares at Dec. 31, 1998						2,640,490											2,400
Issuance of common & preferred stock for cash/services (September 10, 1999)	150,000					53						149,947
Issuance of common & preferred stock for cash/services, shares (September 10, 1999)						52,506
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(1,306,778)																		(1,306,778)
Ending Balance at Dec. 31, 1999	(1,423,349)					2,692						449,710					(50,280)		(1,825,471)
Ending Balance, Shares at Dec. 31, 1999						2,692,996											2,400
Issuance of common & preferred stock for cash/services (January 18, 2000)	1,923					54						1,869
Issuance of common & preferred stock for cash/services (March 01, 2000)	25					69						(44)
Issuance of common & preferred stock for cash/services (April 04, 2000)	10					28						(18)
Issuance of common & preferred stock for cash/services, shares (January 18, 2000)						53,583
Issuance of common & preferred stock for cash/services, shares (March 01, 2000)						68,698
Issuance of common & preferred stock for cash/services, shares (April 04, 2000)						27,768
Repurchase of common stock/treasury, shares (September 29, 1998)																	2,400
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(807,076)																		(807,076)
Ending Balance at Dec. 31, 2000	(2,228,467)					2,843						451,517					(50,280)		(2,632,547)
Ending Balance, Shares at Dec. 31, 2000						2,843,045											2,400
Issuance of common & preferred stock for cash/services (July 01, 2001)	56					157						(101)
Issuance of common & preferred stock for cash/services (July 01, 2001 (b))	45					125						(80)
Issuance of common & preferred stock for cash/services (August 10, 2001)	2,020,000					1,347						2,018,653
Issuance of common & preferred stock for cash/services (August 10, 2001 (b))	60					60
Issuance of common & preferred stock for cash/services (August 28, 2001)	40,000					27						39,973
Issuance of common & preferred stock for cash/services (September 30, 2001)	471,555					314						471,241
Issuance of common & preferred stock for cash/services (November 01, 2001)	218,900					146						218,754
Issuance of common & preferred stock for cash/services, shares (July 01, 2001)						156,960
Issuance of common & preferred stock for cash/services, shares (July 01, 2001 (b))						125,000
Issuance of common & preferred stock for cash/services, shares (August 10, 2001)						1,346,669
Issuance of common & preferred stock for cash/services, shares (August 10, 2001 (b))						60,000
Issuance of common & preferred stock for cash/services, shares (August 28, 2001)						26,667
Issuance of common & preferred stock for cash/services, shares (September 30, 2001)						314,370
Issuance of common & preferred stock for cash/services, shares (November 01, 2001)						145,933
Issuance of common stock for capitalization of accrued salaries (August 10, 2001)	328,125					70						328,055
Issuance of common stock for capitalization of accrued salaries, shares (August 10, 2001)						70,000
Issuance of common stock for conversion of convertible securities (August 10, 2001)	1,611,346					1,750						1,609,596
Issuance of common stock for conversion of convertible securities, shares (August 10, 2001)						(1,750,000)
Issuance of common stock for conversion of convertible shareholder notes payable (August 10, 2001)	135,667					209						135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares (August 10, 2001)						208,972
Issuance of common stock for bridge financing (August 10, 2001)	108					300						(192)
Issuance of common stock for bridge financing, shares (August 10, 2001)						300,000
Retirement of treasury stock (August 10, 2001)												(50,280)					50,280
Retirement of treasury stock, shares (August 10, 2001)																	(2,400)
Issuance of common stock for net assets/acquisition (August 10, 2001)							3,942	3,900					(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares (August 10, 2001)							3,942,400	3,899,547
Transaction and fund raising expenses (August 10, 2001)	(48,547)											(48,547)
Uncompensated contribution of services (3rd Quarter)	55,556											55,556
Uncompensated contribution of services (4th Quarter)	100,000											100,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(1,652,004)																		(1,652,004)
Ending Balance at Dec. 31, 2001	1,052,400					15,190						5,321,761							(4,284,551)
Ending Balance, Shares at Dec. 31, 2001						15,189,563
Issuance of common & preferred stock for cash/services			144									502,517							(502,661)
Issuance of common & preferred stock for cash/services (April 26, 2002)	2,818,236		905									2,817,331
Issuance of common & preferred stock for cash/services (May 16, 2002)	2,773,129		890									2,772,239
Issuance of common & preferred stock for cash/services (May 31, 2002)	2,474,175		795									2,473,380
Issuance of common & preferred stock for cash/services (June 28, 2002)	713,221		230									712,991
Issuance of common & preferred stock for cash/services (July 15, 2002)	233,961		75									233,886
Issuance of common & preferred stock for cash/services (August 01, 2002)	57,600					38						57,562
Issuance of common & preferred stock for cash/services, shares			143,507
Issuance of common & preferred stock for cash/services, shares (April 26, 2002)			905,000
Issuance of common & preferred stock for cash/services, shares (May 16, 2002)			890,250
Issuance of common & preferred stock for cash/services, shares (May 31, 2002)			795,000
Issuance of common & preferred stock for cash/services, shares (June 28, 2002)			229,642
Issuance of common & preferred stock for cash/services, shares (July 15, 2002)			75,108
Issuance of common & preferred stock for cash/services, shares (August 01, 2002)						38,400
Uncompensated contribution of services (1st Quarter)												100,000
Uncompensated contribution of services (2nd Quarter)	100,000											100,000
Uncompensated contribution of services (3rd Quarter)	100,000											100,000
Uncompensated contribution of services (4th Quarter)	100,000											100,000
Issuance of warrants for services (September 06, 2002)	103,388											103,388
Deemed dividend associated with beneficial conversion of preferred stock												10,178,944							(10,178,944)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(5,433,055)																		(5,433,055)
Other comprehensive income, foreign currency translation adjustment	13,875																	13,875
Comprehensive income (loss)	(5,419,180)
Ending Balance at Dec. 31, 2002	5,206,930		3,039			15,228						25,573,999						13,875	(20,399,211)
Ending Balance, Shares at Dec. 31, 2002			3,038,507			15,227,963
Issuance of common & preferred stock for cash/services	(1,087,200)																		(1,087,200)
Issuance of common & preferred stock for cash/services (January 07, 2003)	92,400					62						92,338
Issuance of common & preferred stock for cash/services (May 09, 2003)	2,773,328				110							2,773,218
Issuance of common & preferred stock for cash/services (May 16, 2003)	1,145,750				46							1,145,704
Issuance of common & preferred stock for cash/services (August 27, 2003)	18,455,561					3,359						18,452,202
Issuance of common & preferred stock for cash/services (3rd Quarter)	310,000					202						309,798
Issuance of common & preferred stock for cash/services (4th Quarter)	279,500					137						279,363
Issuance of common & preferred stock for cash/services, shares (January 07, 2003)						61,600
Issuance of common & preferred stock for cash/services, shares (May 09, 2003)					110,250
Issuance of common & preferred stock for cash/services, shares (May 16, 2003)					45,500
Issuance of common & preferred stock for cash/services, shares (August 27, 2003)						3,359,331
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)						202,500
Issuance of common & preferred stock for cash/services, shares (4th Quarter)						136,500
Issuance of common stock for conversion of convertible securities (2nd Quarter)	40,701		(72)			147						40,626
Issuance of common stock for conversion of convertible securities (3rd Quarter)	(78,809)		(2,967)		(156)	7,189						(82,875)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)			(70,954)			(147,062)
Issuance of common stock for conversion of convertible securities, shares (3rd Quarter)			(2,967,553)		(155,750)	(7,188,793)
Issuance of common stock for conversion of convertible securities, shares (4th Quarter)						(393)
Issuance of common stock for net assets/acquisition (March 31, 2003)	540,000					100						539,900
Issuance of common stock for net assets/acquisition, shares (March 31, 2003)						100,000
Uncompensated contribution of services (1st Quarter)	100,000											100,000
Uncompensated contribution of services (2nd Quarter)	100,000											100,000
Deemed dividend associated with beneficial conversion of preferred stock												1,244,880							(1,244,880)
Cancellation/Retirement of common/restricted stock (March 31, 2003)	(119,459)					(79)						(119,380)
Cancellation/Retirement of common/restricted stock, shares (March 31, 2003)						(79,382)
Conversion of warrant into common stock (2nd Quarter)						114						(114)
Conversion of warrant into common stock (3rd Quarter)						213						(213)
Conversion of warrants in to common stock, shares (2nd Quarter)						114,598
Conversion of warrants in to common stock, shares (3rd Quarter)						212,834
Compensation expense on options and warrants issued to non-employees and directors	412,812											412,812
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(11,268,294)																		(11,268,294)
Other comprehensive income, foreign currency translation adjustment	360,505																	360,505
Comprehensive income (loss)	(10,907,789)
Ending Balance at Dec. 31, 2003	17,263,725					26,672						50,862,258						374,380	(33,999,585)
Ending Balance, Shares at Dec. 31, 2003						26,672,192
Issuance of common & preferred stock for cash/services (2nd Quarter)	56,817,434					7,200						56,810,234
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)						7,200,000
Repurchase of common/treasury stock (4th Quarter)	25,974,000																25,974,000
Repurchase of common stock/treasury, shares (4th Quarter)																	4,000,000
Conversion of warrant into common stock (1st Quarter)						79						(79)
Conversion of warrants in to common stock, shares (1st Quarter)						78,526
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	1,410,498					1,410,498
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	143,462											143,462
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	229,133											229,133
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	127,497											127,497
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	95,000					15						94,985
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)						52						(52)
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	190,000					110						189,890
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)						51,828
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						110,000
Issuance of common stock in connection with exercise of warrants (1st Quarter)	7,720					4						7,716
Issuance of common stock in connection with exercise of warrants (3rd Quarter)						7						(7)
Issuance of common stock in connection with exercise of warrants (4th Quarter)						28						(28)
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)						4,000
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)						7,431
Issuance of common stock in connection with exercise of warrants, shares (4th Quarter)						27,652
Issuance of common stock for cash in connection with exercise of warrants (3rd Quarter)	59,695					28						59,667
Issuance of common stock for cash in connection with exercise of warrants, shares (3rd Quarter)						28,270
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(21,474,469)																		(21,474,469)
Other comprehensive income, foreign currency translation adjustment	79,725																	79,725
Other comprehensive income, net unrealized gain on available-for-sale investments	10,005																	10,005
Comprehensive income (loss)	(21,384,739)
Ending Balance at Dec. 31, 2004	28,985,425					34,195						109,935,174					(25,974,000)	464,110	(55,474,054)
Ending Balance, Shares at Dec. 31, 2004						34,194,899											4,000,000
Conversion of warrant into common stock (2nd Quarter)	(28)					28
Conversion of warrant into common stock (3rd Quarter)						12						(12)
Conversion of warrants in to common stock, shares (2nd Quarter)						27,785
Conversion of warrants in to common stock, shares (3rd Quarter)						12,605
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	33,565											33,565
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	(61,762)											(61,762)
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	(137,187)											(137,187)
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	18,844											18,844
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	75,000					25						74,975
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						25,000
Compensation expense on acceleration of options (4th Quarter)	14,950											14,950
Compensation expense on restricted stock award issued to employee (4th Quarter)	606											606
Conversion of predecessor company shares						94
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(35,777,584)																		(35,777,584)
Other comprehensive income, foreign currency translation adjustment	(1,372,600)																	(1,372,600)
Foreign exchange gain on substantial liquidation of foreign entity	133,851																	133,851
Other comprehensive income, net unrealized gain on available-for-sale investments	(10,005)																	(10,005)
Comprehensive income (loss)	(37,026,338)
Ending Balance at Dec. 31, 2005	(8,096,897)					34,260						109,879,125					(25,974,000)	(784,644)	(91,251,638)
Ending Balance, Shares at Dec. 31, 2005						34,260,383											4,000,000
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	42,810											42,810
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	96,177											96,177
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	25,627											25,627
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	34,772											34,772
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)	16,500					10						16,490
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	156,900					76						156,824
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)						10,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						76,000
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	46,336											46,336
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	407,012											407,012
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	389,458											389,458
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	390,547											390,547
Compensation expense on restricted stock issued to employees (1st Quarter)	23,497					129						23,368
Compensation expense on restricted stock issued to employees (2nd Quarter)	4,210											4,210
Compensation expense on restricted stock issued to employees (3rd Quarter)	3,605											3,605
Compensation expense on restricted stock issued to employees (4th Quarter)	88											88
Compensation expense on restricted stock issued to employees, shares (1st Quarter)						128,750
Cancellation of unvested restricted stock (2nd Quarter)						(97)						97
Cancellation of unvested restricted stock (4th Quarter)						(15)						15
Cancellation of unvested restricted stock, shares (2nd Quarter)						(97,400)
Cancellation of unvested restricted stock, shares (4th Quarter)						(15,002)
Acquisition of Agera	2,182,505																				2,182,505
Comprehensive income (loss):
Net income (loss)	(35,899,538)																		(35,821,406)		(78,132)
Other comprehensive income, foreign currency translation adjustment	657,182																	657,182
Comprehensive income (loss)	(35,242,356)
Ending Balance at Dec. 31, 2006	(39,519,209)					34,363						111,516,561					(25,974,000)	(127,462)	(127,073,044)		2,104,373
Ending Balance, Shares at Dec. 31, 2006						34,362,731											4,000,000
Issuance of common & preferred stock for cash/services (3rd Quarter)	13,752,167					6,767						13,745,400
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)						6,767,647
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	39,742											39,742
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	39,981											39,981
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	23,100					15						23,085
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	3,166					2						3,164
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						1,666
Issuance of common stock in connection with exercise of warrants (3rd Quarter)	894,304					493						893,811
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)						492,613
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	448,067											448,067
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	462,363											462,363
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	478,795											478,795
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	378,827											378,827
Compensation expense on restricted stock issued to employees (1st Quarter)	88											88
Compensation expense on restricted stock issued to employees (2nd Quarter)	88											88
Compensation expense on restricted stock issued to employees (3rd Quarter)	88											88
Compensation expense on restricted stock issued to employees (4th Quarter)	88											88
Expense in connection with modification of employee stock options (1st Quarter)	1,178,483											1,178,483
Comprehensive income (loss):
Net income (loss)	(35,819,461)																		(35,573,114)		(246,347)
Other comprehensive income, foreign currency translation adjustment	846,388																	846,388
Comprehensive income (loss)	(34,973,073)
Ending Balance at Dec. 31, 2007	(56,792,935)					41,640						129,208,631					(25,974,000)	718,926	(162,646,158)		1,858,026
Ending Balance, Shares at Dec. 31, 2007						41,639,657											4,000,000
Cancellation/Retirement of common/restricted stock	(1)					(1)
Cancellation/Retirement of common/restricted stock, shares						(165)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	151,305											151,305
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	193,754											193,754
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	171,012											171,012
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	166,196											166,196
Expense in connection with modification of employee stock options (1st Quarter)	1,262,815											1,262,815
Compensation expense on option awards issued to non-employees (1st Quarter)	44,849											44,849
Compensation expense on option awards issued to non-employees (2nd Quarter)	62,697											62,697
Compensation expense on option awards issued to non-employees (3rd Quarter)	166,687											166,687
Compensation expense on option awards issued to non-employees (4th Quarter)	(86,719)											(86,719)
Comprehensive income (loss):
Net income (loss)	(33,091,855)																		(31,411,179)		(1,680,676)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities	(2,152,569)																	(2,152,569)
Other comprehensive income, foreign currency translation adjustment	1,433,643																	1,433,643
Comprehensive income (loss)	(33,810,781)
Ending Balance at Dec. 31, 2008	(88,471,121)					41,639						131,341,227					(25,974,000)		(194,057,337)		177,350
Ending Balance, Shares at Dec. 31, 2008						41,639,492											4,000,000
Issuance of common stock for conversion of convertible securities (1st Quarter)	344,000					38						343,962
Issuance of common stock for conversion of convertible securities (2nd Quarter)	10,470,000					1,143						10,468,857
Issuance of common stock for conversion of convertible securities, shares (1st Quarter)						(37,564)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)						(1,143,324)
Compensation expense on option awards issued to employees/directors/consultants (Two Months Ended August 31, 2009)	35,382											35,382
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	138,798											138,798
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	112,616											112,616
Compensation expense on option awards issued to non-employees (1st Quarter)	1,746											1,746
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy (Two Months Ended August 31, 2009)	294,912											294,912
Cancellation of Predecessor common stock and fresh start adjustments	(124,495,151)					(42,820)						(150,426,331)					25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss	128,335,806																		128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares						(42,820,380)											(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11	5,472,000					11,400						5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares						11,400,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	65,721,531
Net income (loss)	65,927,163																		65,721,531		205,632
Comprehensive income (loss)	65,927,163
Ending Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Ending Balance at Aug. 31, 2009	(7,305,849)	(1,833,849)							11,400			(7,688,831)			(2,228,231)						382,982	382,982
Ending Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Beginning Balance, Shares at Aug. 31, 2009									11,400,000
Issuance of common & preferred stock for cash/services (October 28, 2009)		58,652							25						58,627
Issuance of common & preferred stock for cash/services, shares (October 28, 2009)									25,501
Compensation expense on option awards issued to employees/directors/consultants		326,838													326,838
Compensation expense on option awards issued to non-employees		386,380													386,380
Issuance of 2.7 million shares of common stock in connection with the exit financing		1,800,000							2,667						1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares									2,666,666
Compensation expense on shares issued to management		168,000							600						167,400
Compensation expense on shares issued to management, shares									600,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(5,049,999)
Net income (loss)		(5,034,506)																		(5,049,999)		15,493
Comprehensive income (loss)		(5,034,506)
Ending Balance at Dec. 31, 2009		(4,526,960)
Ending Balance at Dec. 31, 2009		(4,128,485)							14,692						508,347					(5,049,999)		398,475
Ending Balance, Shares at Dec. 31, 2009									14,692,167
Beginning Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Beginning Balance at Aug. 31, 2009		(1,833,849)										(7,688,831)
Beginning Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(17,981,530)
Net income (loss)		(17,914,139)
Ending Balance at Dec. 31, 2010		(15,523,261)
Ending Balance at Dec. 31, 2010		(15,072,888)
Beginning Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Beginning Balance at Aug. 31, 2009		(1,833,849)										(7,688,831)
Beginning Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(38,275,135)
Net income (loss)		(38,167,001)
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		3,693,843							95,278		(2,038,733)				43,421,317
Ending Balance, Shares at Sep. 30, 2011									95,278,255
Beginning Balance at Dec. 31, 2009		(4,128,485)
Beginning Balance at Dec. 31, 2009		(4,526,960)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(8,281,245)
Net income (loss)		(8,243,998)
Ending Balance at Sep. 30, 2010
Beginning Balance at Dec. 31, 2009		(4,128,485)							14,692						508,347					(5,049,999)		398,475
Beginning Balance at Dec. 31, 2009		(4,526,960)
Beginning Balance, Shares at Dec. 31, 2009									14,692,167
Issuance of common & preferred stock for cash/services		3,469,400		364,000					5,077	607					3,464,323	363,393
Issuance of common & preferred stock for cash/services, shares									5,076,664	606,667
Issuance of warrants for services		(2,890,711)													(2,890,711)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		324,377													324,377
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		222,011													222,011
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)		183,231													183,231
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)		104,094													104,094
Compensation expense on option awards issued to non-employees (1st Quarter)		18,391													18,391
Compensation expense on option awards issued to non-employees (2nd Quarter)		33,206													33,206
Compensation expense on option awards issued to non-employees (3rd Quarter)		7,724													7,724
Compensation expense on option awards issued to non-employees (4th Quarter)		27,507													27,507
Compensation expense on shares issued to management (1st Quarter)		18,000													18,000
Compensation expense on shares issued to management (2nd Quarter)		18,000													18,000
Compensation expense on shares issued to management (3rd Quarter)		18,000													18,000
Compensation expense on shares issued to management (4th Quarter)		18,000													18,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(12,931,531)
Net income (loss)		(12,879,633)																		(12,931,531)		51,898
Comprehensive income (loss)		(12,879,633)
Ending Balance at Dec. 31, 2010		(15,523,261)
Ending Balance at Dec. 31, 2010		(15,072,888)							20,376						2,437,893					(17,981,530)		450,373
Ending Balance, Shares at Dec. 31, 2010									20,375,498
Issuance of common & preferred stock for cash/services (2nd Quarter)		1,580,560							1,909						1,578,651
Issuance of common & preferred stock for cash/services (3rd Quarter)		19,098,705							41,409		(2,038,733)				21,096,029
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)									1,908,889
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)									41,409,461
Conversion of warrant into common stock (1st Quarter)		327,813							3,894						323,919
Conversion of warrant into common stock (2nd Quarter)		4,558,322							11,554						4,546,768
Conversion of warrant into common stock (3rd Quarter)		3,554,064							7,480						3,546,584
Conversion of warrants in to common stock, shares (1st Quarter)									3,894,000
Conversion of warrants in to common stock, shares (2nd Quarter)									11,554,000
Conversion of warrants in to common stock, shares (3rd Quarter)									7,480,000
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)									246						(246)
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)									246,141
Issuance of common stock in connection with exercise of warrants (1st Quarter)		241,831							289						241,542
Issuance of common stock in connection with exercise of warrants (2nd Quarter)		6,072,957							7,230						6,065,727
Issuance of common stock in connection with exercise of warrants (3rd Quarter)		945,376							891						944,485
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)									289,599
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)									7,230,103
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)									890,564
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		995,551													995,551
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		1,082,503													1,082,503
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)		225,235													225,235
Compensation expense on option awards issued to non-employees (1st Quarter)		38,203													38,203
Compensation expense on option awards issued to non-employees (2nd Quarter)		250,473													250,473
Compensation expense on shares issued to management (1st Quarter)		18,000													18,000
Compensation expense on shares issued to management (2nd Quarter)		18,000													18,000
Compensation expense on shares issued to management (3rd Quarter)		12,000													12,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(20,293,605)
Net income (loss)		(20,252,862)																		(20,293,605)		40,743
Comprehensive income (loss)		(20,252,862)
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		3,693,843							95,278		(2,038,733)				43,421,317					(38,275,135)		491,116
Ending Balance, Shares at Sep. 30, 2011									95,278,255
Beginning Balance at Jun. 30, 2011
Comprehensive income (loss):
Net income (loss)		6,911,048
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		$ 3,693,843							$ 95,278		$ (2,038,733)				$ 43,421,317
Ending Balance, Shares at Sep. 30, 2011									95,278,255

Condensed Consolidated Statements of Shareholders' Equity (Deficit) and Comprehensive Income (Loss) (Unaudited) (Parenthetical) (Successor, USD $)	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011 2nd Quarter	Sep. 30, 2011 3rd Quarter	Dec. 31, 2010 Common Stock	Sep. 30, 2011 Common Stock 2nd Quarter	Sep. 30, 2011 Common Stock 3rd Quarter	Sep. 30, 2011 Subscription Receivable 3rd Quarter	Dec. 31, 2010 Additional Paid-in Capital	Sep. 30, 2011 Additional Paid-in Capital 2nd Quarter	Sep. 30, 2011 Additional Paid-in Capital 3rd Quarter
Issuance of warrants		200,000	15,700,000		200,000	15,700,000	15,700,000		200,000	15,700,000
Stock and warrants issuance cost	$ 338,100	$ 100,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended	8 Months Ended	164 Months Ended
	Dec. 31, 2009 Successor	Sep. 30, 2011 Successor	Sep. 30, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Sep. 30, 2011 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor Series A Preferred Stock	Aug. 31, 2009 Predecessor Series B Preferred Stock	Aug. 31, 2009 Predecessor Series D Preferred Stock
Cash flows from operating activities:
Net loss attributable to Fibrocell Science, Inc. common shareholders	$ (5,049,999)	$ (20,293,605)	$ (8,281,245)	$ (12,931,531)	$ (17,981,530)	$ (38,275,135)	$ 65,721,531	$ (115,322,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Reorganization items, net	72,477	0	0		72,477	72,477	(74,648,976)	(74,648,976)
Expense related to equity awards and issuance of stock	881,218	2,639,965	842,940	992,541	1,873,759	4,513,724	583,453	10,608,999
Warrant expense (income)	319,084	(814,676)	(1,560,757)	465,232	784,316	(30,360)		0
Derivative revaluation expense		5,865,710	0			5,865,710		0
Uncompensated contribution of services		0	0			0		755,556
Depreciation and amortization		75,702	5,612	8,085	8,085	83,787		9,091,990
Provision for doubtful accounts	(46,619)	(14,766)	(12,839)	(7,818)	(54,437)	(69,203)	501	337,810
Provision for excessive and/or obsolete inventory	11,664	(23,654)	(51,165)	(60,366)	(48,702)	(72,356)	169,085	259,427
Amortization of debt issue costs		0	0			0	985,237	4,107,067
Amortization of debt discounts on investments		0	0			0		(508,983)
Loss on disposal or impairment of property and equipment		0	0			0		17,668,477
Foreign exchange gain on substantial liquidation of foreign entity	(2,614)	(3,110)	(3,031)	(5,072)	(7,686)	(10,796)	30,012	(2,256,408)
Net (loss) income attributable to noncontrolling interest	15,493	40,743	37,247	51,898	67,391	108,134	205,632	(1,799,523)
Change in operating assets and liabilities, excluding effects of acquisition:
Decrease (increase) in accounts receivable	23,544	10,239	3,783	47,686	71,230	81,469	91,666	(91,496)
Decrease (increase) in other receivables	4,740	3,981	(105)	(4,033)	707	4,688	23,632	218,978
Decrease (increase) in inventory	30,923	(33,339)	69,086	27,459	58,382	25,043	29,543	(455,282)
Decrease (increase) in prepaid expenses	(244,905)	(816,928)	(37,812)	42,799	(202,106)	(1,019,034)	628,197	34,341
Decrease in other assets	4,120	0	0		4,120	4,120	(112,441)	71,000
Increase (decrease) in accounts payable	107,622	(45,910)	828,353	851,102	958,724	912,814	(230,592)	57,648
Increase in accrued expenses, liabilities subject to compromise and other liabilities	(425,794)	1,118,057	1,228,707	1,256,140	830,346	1,948,403	1,868,162	3,311,552
Increase (decrease) in deferred revenue		12,500				12,500	(7,522)	(50,096)
Net cash used in operating activities	(4,299,046)	(12,279,091)	(6,931,226)	(9,265,878)	(13,564,924)	(25,844,015)	(4,662,880)	(148,610,040)
Cash flows from investing activities:
Acquisition of Agera, net of cash acquired		0	0			0		(2,016,520)
Purchase of property and equipment		(786,441)	(29,675)	(29,674)	(29,674)	(816,115)		(25,515,170)
Proceeds from the sale of property and equipment, net of selling costs		0	0			0		6,542,434
Purchase of investments		0	0			0		(152,998,313)
Proceeds from sales and maturities of investments		0	0			0		153,507,000
Net cash used in investing activities		(786,441)	(29,675)	(29,674)	(29,674)	(816,115)		(20,480,569)
Cash flows from financing activities:
Proceeds from convertible debt		0	0			0		91,450,000
Offering costs associated with the issuance of convertible debt		0	0			0		(3,746,193)
Proceeds from notes payable to shareholders, net		0	0			0		135,667
Proceeds from the issuance of redeemable preferred stock net									12,931,800	0	0
Deposit received for issuance of shares in October 2010		0	130,000			0		0
Proceeds from the exercise of warrants		2,418,646	0			2,418,646		0
Proceeds from the issuance of common stock, net	1,800,000	20,679,265	3,469,400	3,469,400	5,269,400	25,948,665		93,753,857
Costs associated with secured loan and debtor-in-possession loan		0	0			0	(360,872)	(360,872)
Proceeds from secured loan		0	0			0	500,471	500,471
Proceeds from debtor-in-possession loan		0	0			0	2,750,000	2,750,000
Payments on insurance loan	(21,891)	(56,911)	(47,795)	(63,683)	(85,574)	(142,485)	(63,983)	(79,319)
Principal payments on 12.5% note payable		(1,283,321)	0			(1,283,321)		0
Cash dividends paid on preferred stock		(559,229)	(139,750)	(139,750)	(139,750)	(698,979)		(1,087,200)
Cash paid for fractional shares of preferred stock		0	0			0		(38,108)
Merger and acquisition expenses		0	0			0		(48,547)
Repurchase of common stock		0	0			0		(26,024,280)
Net cash provided by financing activities	4,648,109	27,034,430	5,800,023	8,794,937	13,443,046	40,477,476	2,825,616	170,137,276
Effect of exchange rate changes on cash balances	3,149	3,756	3,473	5,865	9,014	12,770	(6,760)	(36,391)
Net increase (decrease) in cash and cash equivalents	352,212	13,972,654	(1,157,405)	(494,750)	(142,538)	13,830,116	(1,844,024)	1,010,276
Cash and cash equivalents, beginning of period	1,010,276	867,738	1,362,488	1,362,488	1,010,276	1,010,276	2,854,300
Cash and cash equivalents, end of period	1,362,488	14,840,392	205,083	867,738	867,738	14,840,392	1,010,276	1,010,276
Supplemental disclosures of cash flow information:
Predecessor cash paid for interest		435,096	0			435,096		12,715,283
Successor cash paid for dividends		559,229	139,750	139,750	139,750	698,979		0
Non-cash investing and financing activities:
Predecessor deemed dividend associated with beneficial conversion of preferred stock		0	0			0		11,423,824
Predecessor preferred stock dividend		0	0			0		1,589,861
Successor accrued preferred stock dividend	42,740	431,679	85,183	191,417	191,417	431,679		0
Predecessor uncompensated contribution of services		0	0			0		755,556
Predecessor common stock issued for intangible assets		0	0			0		540,000
Predecessor common stock issued in connection with conversion of debt		0	0			0	10,814,000	10,814,000
Predecessor equipment acquired through capital lease		0	0			0		167,154
Successor/Predecessor financing of insurance premiums	81,517	0	0	97,065	178,582	178,582		87,623
Successor issuance of notes payable		0	0			0	6,000,060	6,000,060
Successor common stock issued in connection with reorganization		0	0			0	5,472,000	5,472,000
Successor intangible assets		0	0			0	6,340,656	6,340,656
Successor deferred tax liability in connection with fresh-start		0	0			0	2,500,000	2,500,000
Elimination of Predecessor common stock and fresh-start adjustment		0	0			0	14,780,320	14,780,320
Successor subscription receivable	316,192	2,038,733	792,000	210,000	210,000	2,038,733		0
Successor accrued warrant liability	316,192	4,994,307	5,579,319	7,071,010	7,387,202	12,381,509		0
Successor conversion of preferred stock derivative balance into common stock		7,237,210	0	364,000	364,000	7,601,210		0	0
Successor exercise of warrants		4,841,519	0			4,841,519		0
Successor accrued derivative liability		$ 308,060	$ 0	$ 2,120,360	$ 2,120,360	$ 2,428,420		$ 0

Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business and Organization and Going Concern [Abstract]
Business and Organization

Note 1 — Business and Organization

Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) is the parent company of Fibrocell Technologies (“Fibrocell Tech”) and Agera Laboratories, Inc., a Delaware corporation (“Agera”). Fibrocell Technologies is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (“Isolagen Europe”), Isolagen Australia Pty Limited, a company organized under the laws of Australia (“Isolagen Australia”), and Isolagen International, S.A., a company organized under the laws of Switzerland (“Isolagen Switzerland”).

The Company is an aesthetic and therapeutic development stage biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burns with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults. The Company also markets an advanced skin care line with broad application in core target markets through its consolidated subsidiary, Agera. The Company owns 57% of the outstanding shares of Agera.

Note 1 — Business and Organization

Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) is the parent company of Fibrocell Technologies (“Fibrocell Tech”) and Agera Laboratories, Inc., a Delaware corporation (“Agera”). Fibrocell Technologies is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (“Isolagen Europe”), Isolagen Australia Pty Limited, a company organized under the laws of Australia (“Isolagen Australia”), and Isolagen International, S.A., a company organized under the laws of Switzerland (“Isolagen Switzerland”).

The Company is an aesthetic and therapeutic company focused on developing novel skin and tissue rejuvenation products. The Company’s clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burns with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company also markets an advanced skin care line with broad application in core target markets through its Agera subsidiary.

In October 2006, the Predecessor Company reached an agreement with the U.S. Food and Drug Administration (“FDA”) on the design of a Phase III pivotal study protocol for the treatment of nasolabial folds/wrinkles. The randomized, double-blind protocol was submitted to the FDA under the agency’s Special Protocol Assessment (“SPA”) regulations. Pursuant to this assessment process, the FDA has agreed that the Predecessor Company’s study design for two identical trials, including patient numbers, clinical endpoints, and statistical analyses, is acceptable to the FDA to form the basis of an efficacy claim for a marketing application. The randomized, double-blind, pivotal Phase III trials will evaluate the efficacy and safety of our product against placebo in approximately 400 patients with approximately 200 patients enrolled in each trial. The Predecessor Company completed enrollment of the study and commenced injection of subjects in early 2007. All injections were completed in January 2008 and top line results from this trial were publically announced in August 2008. The data analysis, including safety data, was publically released in October 2008. The related Biologics License Application (“BLA”) was submitted to the FDA in March 2009. In May 2009, the Predecessor Company announced that the FDA had completed its initial review of the Company’s BLA related to its nasolabial folds/wrinkles product candidate and that the FDA had accepted (or filed) the BLA for full review.

On October 9, 2009, the FDA Cellular, Tissue and Gene Therapies Advisory Committee reviewed the Company’s nasolabial folds/wrinkles product candidate. The Committee voted 11 “yes” to 3 “no” that the data presented on our product demonstrated efficacy, and 6 “yes” to 8 “no” that the data demonstrated safety; both for the proposed indication of treatment of nasolabial folds/wrinkles. The Committee’s recommendations are not binding on the FDA, but the FDA will consider their recommendations during their review of our application. The United States Adopted Names (“USAN”) Council adopted the USAN name, azficel-T, for our nasolabial folds/wrinkles product candidate on October 28, 2009, and the FDA is currently evaluating a proposed brand name, laViv ®.

On December 21, 2009, Fibrocell received a Complete Response letter from the FDA related to the BLA for azficel-T, an autologous cell therapy for the treatment of moderate to severe nasolabial folds/wrinkles in adults. A Complete Response letter is issued by the FDA’s Center for Biologics Evaluation and Research (“CBER”) when the review of a file is completed and additional data are needed prior to approval. The Complete Response letter requested that Fibrocell Science provide data from a histopathological study on biopsied tissue samples from patients following injection of azficel-T. The histology study (IT-H-001) will evaluate tissue treated with azficel-T as compared to tissue treated with sterile saline (placebo). The study will also provide information about the skin after treatment, including evaluation of collagen and elastin fibrils, and cellular structure of the sampled tissues. The Company submitted a proposed protocol concerning a histopathological study on biopsied samples to the FDA and to the Company’s Investigational Review Board (“IRB”). The IRB has approved the protocol and the Company received the comments from the FDA on the protocol in May 2010.

On May 13, 2010, the Company announced the initiation of the small histology study of azficel-T, discussed above. The study had a target enrollment of approximately 20 participants from the completed and statistically significant pivotal Phase III studies of azficel-T (IT-R-005 and IT-R-006). The Company announced on July 8, 2010, the completion of enrollment of and first treatment visits for participants in its histology study of azficel-T. The second treatment visits for participants enrolled in the histology study of azficel-T were completed by the end of July. The third treatment visits for participants enrolled in the histology study of azficel-T were completed by the end of August.

The Complete Response letter also requested finalized Chemistry, Manufacturing and Controls (“CMC”) information regarding the manufacture of azficel-T as follow-up to discussions that occurred during the BLA review period, as well as revised policies and procedures.

The Company announced on December 20, 2010, that it had submitted its complete response to the Complete Response (“CR”) letter issued by the FDA regarding the Company’s BLA for azficel-T. On January 22, 2011, the FDA accepted for review the Company’s complete response submission. Even though the FDA has accepted the Company’s response for complete evaluation, there is no assurance that it will approve our product. The FDA, under the Prescription Drug User Fee Act (“PDUFA”), has a target six months review window to completely evaluate the Company’s response. The PDUFA date is June 22, 2011.

Trading of Common Stock

The Predecessor’s common stock ceased trading on the NYSE Amex on May 6, 2009 and in June 2009 the NYSE Amex delisted the Predecessor’s common stock from listing on the NYSE Amex. Upon the Effective Date, the outstanding common stock of the Predecessor Company was cancelled for no consideration. Consequently, the Predecessor’s stockholders prior to the Effective Date no longer have any interest as stockholders of the Predecessor Company by virtue of their ownership of the Predecessor’s common stock prior to the emergence from bankruptcy. On October 21, 2009, the Successor Company was available for trading on the OTC Bulletin Board under the symbol “FCSC”.

Development-Stage Risks and Liquidity	9 Months Ended
Sep. 30, 2011
Development-Stage Risks and Liquidity [Abstract]
Development-Stage Risks and Liquidity

Note 2 — Development-Stage Risks and Liquidity

The Company has been primarily engaged in developing its initial product technology, and the Successor has incurred losses since inception and has a deficit accumulated during the development stage of $38,275,135 as of September 30, 2011. The Company anticipates incurring additional losses until such time, that it can generate significant sales of recently approved FDA product, LAVIV. As of September 30, 2011, the Company received $19.1 million, net of fees, with $2.0 million subscription receivable outstanding related to the August 2011 private placement. Subsequent to September 30, 2011, the Company has received an additional amount of $1.5 million, leaving a balance of $0.5 million due.

As a result of the conditions discussed above, and in accordance with U.S. generally accepted accounting principles (“GAAP”), there exists doubt about the Company’s ability to continue as a going concern, and its ability to continue as a going concern is contingent, among other things, upon its ability to secure additional adequate financing or capital in the future.

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

Basis of Presentation

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification 105 (“ASC”), Generally Accepted Accounting Principles, which became the single source of authoritative nongovernmental U.S. generally accepted accounting principles (“GAAP”), superseding existing FASB, American Institute of Certified Public Accountants (“AICPA”), Emerging Issues Task Force (“EITF”), and related accounting literature. This pronouncement reorganizes the thousands of GAAP pronouncements into roughly 90 accounting topics and displays them using a consistent structure. Also included is relevant Securities and Exchange Commission guidance organized using the same topical structure in separate sections and will be effective for financial statements issued for reporting periods that end after September 15, 2009. This will have an impact on our financial disclosures since all future references to authoritative accounting literature will be references in accordance with ASC 105.

Financial Reporting by Entities in Reorganization under the Bankruptcy Code

On June 15, 2009 Isolagen, Inc. (“the Predecessor”) and Isolagen’s wholly owned subsidiary, Isolagen Technologies, Inc. (“Isolagen Tech”) (Isolagen and Isolagen Tech are referred as the “Debtors”), each filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware in Wilmington (the “Bankruptcy Court”) under Case Nos. 09-12072 and 09-12073, respectively.

On August 27, 2009 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ Joint First Amended Plan of Reorganization dated July 30, 2009, as supplemented by the Plan Supplement dated August 21, 2009 (as so modified and supplemented, the “Plan”). The (“Effective Date”) of the Plan was September 3, 2009. Isolagen and Isolagen Tech emerged from bankruptcy as the reorganized debtors, Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) and Fibrocell Technologies, Inc. (“Fibrocell Tech”), respectively (collectively, the “Reorganized Debtors”), and the bankruptcy cases remain pending only to reconcile the claims asserted against the Debtors. Fibrocell now operates outside of the restraints of the bankruptcy process, free of the debts and liabilities discharged by the Plan.

Overall, ASC 852-10, Financial Reporting by Entities in Reorganization under the Bankruptcy Code, (“ASC 852”) applies to the Company’s financial statements for the periods that the Company operated under the provisions of Chapter 11. ASC 852 does not change the application of generally accepted accounting principles in the preparation of financial statements. However, for periods including and subsequent to the filing of the Chapter 11 petition, ASC 852 does require that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain revenues, expenses, gains, and losses that were realized or incurred during the Chapter 11 proceedings have been classified as “reorganization items, net” on the accompanying consolidated statements of operations.

As of September 1, 2009, the Successor Company adopted fresh-start accounting in accordance with ASC 852-10. The Successor Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the September 3, 2009 effective date and the immaterial impact of transactions between September 1, 2009 and September 3, 2009. The adoption of fresh-start accounting resulted in the Successor Company becoming a new entity for financial reporting purposes. The Successor Company is a development stage company in accordance with ASC 915, Development Stage Entities. As such, the cumulative to date totals commenced on September 1, 2009 for the Successor Company.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009. See Note 5 — “Fresh-Start Accounting” in the notes to these Consolidated Financial Statements for further details.

For discussions on the results of operations, the Successor Company has combined the results of operations for the eight months ended August 31, 2009, with the results of operations for the four months ended December 31, 2009. The combined periods have been compared to the year ended December 31, 2010. The Successor Company believes that the combined financial results provide management and investors a more meaningful analysis of the Successor Company’s performance and trends for comparative purposes.

Going Concern	9 Months Ended
Sep. 30, 2011
Business and Organization and Going Concern [Abstract]
Going Concern

Note 3 — Going Concern

The Successor Company emerged from Bankruptcy in September 2009 and continues to operate as a going concern. At December 31, 2010, the Successor Company had cash and cash equivalents of approximately $0.9 million and negative working capital of less than $0.1 million. The Successor Company has raised approximately $6.1 million less fees as the result of the issuance of Series D Preferred Stock and warrants in the period from January 1, 2011 through March 1, 2011. The Company received $0.2 million in subscription receivables from a July financing in mid-March 2011.

As of March 24, 2011, the Company had cash and cash equivalents of approximately $3.4 million and current liabilities of approximately $0.6 million. The Company’s current monthly cash run-rate is approximately $1.0 million. The Company is also planning to purchase manufacturing equipment and incur marketing expenditures within the next three months to prepare the Company for launch post a possible FDA approval. Thus, the Successor Company will need to access the capital markets in the near future in order to fund future operations. There is no guarantee that any such required financing will be available on terms satisfactory to the Successor Company or available at all. These matters create uncertainty relating to its ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or liabilities that might result from the outcome of these uncertainties.

Further, if the Successor Company raises additional cash resources in the near future, it may be raised in contemplation of or in connection with bankruptcy. In the event of a bankruptcy, it is likely that its common stock and common stock equivalents will become worthless and our creditors will receive significantly less than what is owed to them.

Through December 31, 2010, the Successor Company has been primarily engaged in developing its initial product technology. In the course of its development activities, the Company has sustained losses and expects such losses to continue through at least 2011. During the year ended December 31, 2010, the Successor Company financed its operations primarily through its existing cash received from external financings, but as discussed above it now requires additional financing. There is substantial doubt about the Successor Company’s ability to continue as a going concern.

The Successor Company’s ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market’s reception of the Successor Company and the offering terms. The Successor Company’s ability to complete an offering is also dependent on the status of its FDA regulatory milestones and its clinical trials, and in particular, the status of its indication for the treatment of nasolabial folds/wrinkles and the potential approval of the related BLA, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

As a result of the conditions discussed above, and in accordance with GAAP, there exists substantial doubt about the Successor Company’s ability to continue as a going concern, and its ability to continue as a going concern is contingent, among other things, upon its ability to secure additional adequate financing or capital in the near future. If the Successor Company does not obtain additional funding, or does not anticipate additional funding, in the near future, it will likely enter into bankruptcy and/or cease operations. Further, if it does raise additional cash resources in the near future, it may be raised in contemplation of or in connection with bankruptcy. If the Successor Company enters into bankruptcy, it is likely that its common stock and common stock equivalents will become worthless and its creditors, including preferred stock, will receive significantly less than what is owed to them.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Summary of Significant Accounting Policies

Note 3 — Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnote disclosures required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010, filed with the Securities and Exchange Commission (“SEC”). The results of the Company’s operations for any interim period are not necessarily indicative of the results of operations for any other interim period or full year.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Successor Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Inventory

Inventories are determined at the lower of cost or market value with cost determined under specific identification and on the first-in-first-out method. Inventories consist of raw materials and finished goods. We began capitalizing raw material inventory in August 2011 in preparation for our LAVIV product launch. Costs incurred prior to August 2011 have been recorded as research and development expense in our statement of operations.

Income (loss) per share data

Basic income (loss) per share is calculated based on the weighted average common shares outstanding during the period. Diluted income per share (“Diluted EPS’) also gives effect to the dilutive effect of stock options, warrants, restricted stock and convertible preferred stock calculated based on the treasury stock method. The following table presents computations of net income (loss) per share.

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2010	2011	2010
Numerator for basic and diluted net income (loss) per share-net income (loss) attributable to common shareholders	$6,916,857	$(1,821,905)	$(20,293,605)	$(8,281,245)

Denominator for basic net income (loss) per share-net income (loss) attributable to common shareholders	69,863,597	19,557,842	51,219,473	18,291,301

Effect of dilutive securities:
Convertible preferred stock	7,682,000	—	—	—
Warrants	6,126,194	—	—	—

Diluted potential common shares	13,808,194	—	—	—
Denominator for diluted net income (loss) per share-net income (loss) attributable to common shareholders	83,671,791	19,557,842	51,219,473	18,291,301

Basic net income (loss) attributable to common shareholders per common share	$0.10	$(0.09))	$(0.40)	$(0.45)

Diluted net income (loss) attributable to common shareholders per common share	$0.08	$(0.09))	$(0.40)	$(0.45)

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of September 30, 2011 and 2010, as they would be anti-dilutive:

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2010	2011	2010
Shares of convertible preferred stock	—	9,058,333	7,682,000	9,058,333
Shares underlying options outstanding	13,655,000	5,677,000	13,655,000	5,677,000
Shares underlying warrants outstanding	14,646,021	18,218,146	49,135,602	18,218,146
Unvested restricted stock	—	150,000	—	150,000

Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011 with early adoption permitted. The adoption of ASU 2011-05 will not have an impact on the Company’s consolidated financial statements as it only requires a change in the format of the current presentation.

Note 4 — Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes. In addition, management’s assessment of the Successor Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. Actual results may differ materially from those estimates.

Cash and Cash Equivalents

The Company considers highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

Concentration of Credit Risk

As of December 31, 2010, the Successor Company maintains the majority of its cash primarily with one major U.S. domestic bank. All of our non-interest bearing cash balances were fully insured at December 31, 2010 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits. The terms of these deposits are on demand to minimize risk. The Successor Company has not incurred losses related to these deposits. Cash and cash equivalents of approximately $0.1 million, related to Agera and the Successor Company’s Swiss subsidiary, is maintained in two separate financial institutions. The Successor Company invests these funds primarily in demand deposit accounts.

Allowance for Doubtful Accounts

The Successor Company maintains an allowance for doubtful accounts related to its accounts receivable that have been deemed to have a high risk of collectability. Management reviews its accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. One foreign customer represents 88% and 87% of accounts receivable, net, at December 31, 2010 and 2009, respectively. Management analyzes historical collection trends and changes in its customer payment patterns, customer concentration, and creditworthiness when evaluating the adequacy of its allowance for doubtful accounts. In its overall allowance for doubtful accounts, the Successor Company includes any receivable balances that are determined to be uncollectible. Based on the information available, management believes the allowance for doubtful accounts is adequate; however, actual write-offs might exceed the recorded allowance.

The allowance for doubtful accounts was $29,280 and $37,098 at December 31, 2010 and 2009, respectively.

Inventory

Agera purchases the large majority of its inventory from one contract manufacturer. Agera accounts for its inventory on the first-in-first-out method. At December 31, 2010, Agera’s inventory of $0.3 million consisted of $0.2 million of raw materials and $0.1 million of finished goods. At December 31, 2009, Agera’s inventory of $0.2 million consisted of $0.2 million of raw materials and less than $0.1 million of finished goods.

Property and equipment

Property and equipment is carried at cost less accumulated depreciation and amortization. Generally, depreciation and amortization for financial reporting purposes is provided by the straight-line method over the estimated useful life of three years, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred.

Intangible assets

Intangible assets are research and development assets related to the Successor Company’s primary study that was recognized upon emergence from bankruptcy (see Note 5). Intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss, if any, would be measured as the excess of the carrying value over the fair value determined by discounted cash flows. There was no impairment of the intangible assets as of December 31, 2010.

Revenue recognition

The Successor Company recognizes revenue over the period the service is performed in accordance with ASC 605, Revenue Recognition (“ASC 605”). In general, ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed and determinable and (4) collectability is reasonably assured.

Revenue from the sale of Agera’s products is recognized upon transfer of title, which is upon shipment of the product to the customer. The Successor Company believes that the requirements of ASC 605 are met when the ordered product is shipped, as the risk of loss transfers to our customer at that time, the fee is fixed and determinable and collection is reasonably assured. Any advanced payments are deferred until shipment.

Shipping and handling costs

Agera charges its customers for shipping and handling costs. Such charges to customers are presented net of the costs of shipping and handling, as selling, general and administrative expense, and are not significant to the consolidated statements of operations.

Advertising cost

Agera advertising costs are expensed as incurred and include the costs of public relations and certain marketing related activities. These costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Research and development expenses

Research and development costs are expensed as incurred and include salaries and benefits, costs paid to third-party contractors to perform research, conduct clinical trials, develop and manufacture drug materials and delivery devices, and a portion of facilities cost. Research and development costs also include costs to develop manufacturing, cell collection and logistical process improvements.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. Invoicing from third-party contractors for services performed can lag several months. The Successor Company accrues the costs of services rendered in connection with third-party contractor activities based on its estimate of management fees, site management and monitoring costs and data management costs. Actual clinical trial costs may differ from estimated clinical trial costs and are adjusted for in the period in which they become known.

Other Income, Net

In November 2010, we received one grant totaling $0.2 million under the Qualified Therapeutic Discovery Project Grants Program. The Qualified Therapeutic Discovery Project Grants Program was included in the healthcare reform legislation, and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the United States; or (c) significantly advance the goal of curing cancer within a the 30-year period. There are no matching funding requirements or other requirements necessary to receive the funding.

Warrant Liability

The warrants for the Successor Company are measured at fair value and liability-classified under ASC 815, Derivatives and Hedging, (“ASC 815”) because the warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The fair value of the warrants is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Successor Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

Preferred Stock and Derivative Liability

The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A, B and D Preferred may require the Successor Company to redeem all of its Series A, B or D Preferred in the event of a triggering event which is outside of the control of the Successor Company.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Successor’s consolidated balance sheet as of December 31, 2010 and will be re-measured on the Successor Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Successor Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

Stock-based Compensation

The Successor Company accounts for stock-based awards to employees and non-employees using the fair value based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. The Successor Company uses a Black-Scholes options-pricing model to determine the fair value of each option grant as of the date of grant for expense incurred. The Black-Scholes model requires inputs for risk-free interest rate, dividend yield, volatility and expected lives of the options. Expected volatility is based on historical volatility of the Company’s competitor’s stock since the Predecessor Company ceased trading as part of the bankruptcy and emerged as a new entity. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected lives for options granted represents the period of time that options granted are expected to be outstanding and is derived from the contractual terms of the options granted. The Successor Company estimates future forfeitures of options based upon expected forfeiture rates.

Income taxes

An asset and liability approach is used for financial accounting and reporting for income taxes. Deferred income taxes arise from temporary differences between income tax and financial reporting and principally relate to recognition of revenue and expenses in different periods for financial and tax accounting purposes and are measured using currently enacted tax rates and laws. In addition, a deferred tax asset can be generated by net operating loss (“NOLs”) carryover. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

In the event the Company is charged interest or penalties related to income tax matters, the Company would record such interest as interest expense and would record such penalties as other expense in the consolidated statements of operations. No such charges have been incurred by the Company. As of December 31, 2010 and December 31, 2009, the Successor Company had no accrued interest related to uncertain tax positions.

At December 31, 2010 and December 31, 2009, the Company has provided a full valuation allowance for the net deferred tax assets, the large majority of which relates to the future benefit of loss carryovers. In addition, as a result of fresh-start accounting, the Successor Company may be limited by section 382 of the Internal Revenue Service Code. The tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions to which we are subject. The deferred tax liability at December 31, 2010 and December 31, 2009, relates to the intangible assets recognized upon fresh-start accounting.

Earnings (loss) per share data

Basic earnings (loss) per share is calculated based on the weighted average common shares outstanding during the period. Diluted earnings per share (“Diluted EPS’) also gives effect to the dilutive effect of stock options, warrants, restricted stock and convertible preferred stock calculated based on the treasury stock method.

The Predecessor and Successor Company’s potentially dilutive securities consist of potential common shares related to stock options, warrants, restricted stock and convertible preferred stock. Diluted EPS includes the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would be anti-dilutive. The Company does not present diluted earnings per share for periods in which it incurred net losses as the effect is anti-dilutive. There were no potentially dilutive securities for the eight months ended August 31, 2009, due to the cancellation of the convertible notes and the cancellation of all the outstanding stock option plans and the last known market price was less than exercise price.

Fair Value of Financial Instruments

The carrying values of certain of the Successor Company’s financial instruments, including cash equivalents and accounts payable approximates fair value due to their short maturities. The fair values of the Successor Company’s long-term obligations are based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. The carrying values of the Successor Company’s long-term obligations approximate their fair values.

The fair value of the reorganization value which applies in fresh-start accounting was estimated by applying the income approach and a market approach. This fair value measurement is based on significant inputs that are not observable in the market and, therefore, represents a Level 3 measurement as defined in ASC 820, Fair Value Measurements.

Adoption of Standards

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Fair Value Measurements and Disclosures (Topic 820): “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which amends the existing fair value measurement and disclosure guidance currently included in ASC Topic 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Specifically, ASU 2010-06 requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfer in or out of Level 3 and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for additional disclosures related to Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of ASU 2010-06 did not impact the Company’s consolidated financial statements or results of operations.

In September 2009, the FASB issued ASU 2009-13, Revenue Recognition (Topic 605): “Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”), which requires companies to allocate revenue in arrangements involving multiple deliverables based on the estimated selling price of each deliverable when such deliverables are not sold separately either by the company or other vendors. ASU 2009-13 eliminates the requirement that all undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the overall arrangement fee that is attributable to items that already have been delivered. As a result, the new guidance may allow some companies to recognize revenue on transactions that involve multiple deliverables earlier than under current requirements. ASU 2009-13 is effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted at the beginning of a company’s fiscal year. The Company expects to adopt ASU 2009-13 on January 1, 2011 and does not expect ASU 2009-13 to have a material impact on its consolidated financial statements.

Inventory	9 Months Ended
Sep. 30, 2011
Inventory [Abstract]
Inventory	Note 4 — Inventory Inventories consist of the following:

	September 30, 2011	December 31, 2010
Raw materials	$165,159	$129,863
Finished goods	150,772	129,076

Total	$315,931	$258,939

Fresh-Start Accounting	9 Months Ended
Sep. 30, 2011
Fresh-Start Accounting [Abstract]
Fresh-Start Accounting

Note 5 — Fresh-Start Accounting

On September 1, 2009, the Successor Company adopted fresh-start accounting upon the emergence of bankruptcy in accordance with ASC 852-10, Reorganization. Fresh-start accounting results in the Company becoming a new entity for financial reporting purposes. Accordingly, the Company’s consolidated financial statements for periods prior to September 1, 2009 are not comparable to consolidated financial statements presented on or after September 1, 2009. The Company selected September 1, 2009, as the date to apply fresh-start accounting based on the absence of any material contingencies at the September 3, 2009 effective date and the immaterial impact of transactions between September 1, 2009 and September 3, 2009.

Under ASC 852-10, the Successor Company must determine a value to be assigned to the equity of the emerging company as of the date of the adoption of fresh-start accounting. The Successor Company obtained an independent appraisal to value the equity and it served as the fair market value of the emerging Company’s equity.

Fresh-start accounting reflects the value of the Successor Company as determined in the confirmed Plan. Under fresh-start accounting, the Successor Company’s assets values are remeasured and allocated in conformity with ASC 805-20, Business Combinations, Identifiable Assets and Liabilities, and Any Noncontrolling Interest. Fresh-start accounting also requires that all liabilities should be stated at fair value. The portion of the reorganization value which was attributed to identified intangible assets was $6,340,656. This value is related to research and development assets that are not subject to amortization. In accordance with ASC 805-20, this amount is reported as intangibles in the consolidated balance sheets, and is not being amortized.

Liabilities Subject to Compromise and Reorganization Items	9 Months Ended
Sep. 30, 2011
Liabilities Subject to Compromise and Reorganization Items [Abstract]
Liabilities Subject to Compromise and Reorganization Items

Note 6 — Liabilities Subject to Compromise and Reorganization Items

Liabilities subject to compromise refers to pre-petition obligations that were impacted by the Chapter 11 reorganization process. For further information regarding the discharge of liabilities subject to compromise, see Note 5 — “Fresh-Start Accounting in the notes of these Financial Statements. As of December 31, 2010, there were no liabilities subject to compromise.

The Company incurred certain professional fees and other expenses directly associated with the bankruptcy proceedings. In addition, the Company has made adjustments to the carrying value of certain prepetition liabilities. Such costs and adjustments are classified as “reorganization items, net” and are presented separately in the unaudited consolidated statements of operations. For the year ended December 31, 2010, for the four months ended December 31, 2009 and for the eight months ended December 31, 2009, the following have been incurred:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight months ended August 31, 2009
Professional fees expense	$(13,150)	$(13,825)	$(533,271)
Debt issuance costs related to DIP facility	—	—	(295,757)
Other debt issuance costs	—	—	(280,964)
Gain (loss) on discharge of liabilities subject to compromise	16,453	(58,652)	74,648,976

Total reorganization items, net	$3,303	$(72,477)	$73,538,984

The $74.6 million gain from discharge of liabilities subject to compromise is the result of the settlement of 3.5% Subordinated Notes in exchange for $6.0 million in Notes Payable and 3,960,000 shares of the Successor company, Debtor-in-Possession Credit Facility and Prepetition Secured Loan in exchange for 7,320,000 shares of the Successor Company’s common stock and unsecured claims in exchange for 120,000 shares. On the Effective Date, all stock option plans of the Predecessor Company were cancelled.

Cash paid for reorganization items during the year ended December 31, 2010 and December 31, 2009 was less than $0.1 million and $0.6 million, respectively. Professional fees include financial, legal and valuation services directly associated with the reorganization process.

Agera Laboratories, Inc.	9 Months Ended
Sep. 30, 2011
Agera Laboratories, Inc. [Abstract]
Agera Laboratories, Inc.

Note 7 — Agera Laboratories, Inc.

On August 10, 2006, the Predecessor Company acquired 57% of the outstanding common shares of Agera. Agera is a skincare company that has proprietary rights to a scientifically-based advanced line of skincare products. Agera markets its product primarily in the United States and Europe. The results of Agera’s operations and cash flows have been included in the consolidated financial statements from the date of the acquisition. The assets and liabilities of Agera have been included in the consolidated balance sheets since the date of the acquisition.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 5 — Fair Value Measurements

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of September 30, 2011 and December 31, 2010:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at September 30, 2011
Assets
Cash and cash equivalents	$14,840,392	$—	$—	$14,840,392

Liabilities
Warrant liability	$—	$—	$7,509,630	$7,509,630
Derivative liability	—	—	1,056,920	1,056,920

Total	$—	$—	$8,566,550	$8,566,550

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at December 31, 2010
Assets
Cash and cash equivalents	$867,738	$—	$—	$867,738

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at December 31, 2010	$8,171,518
Issuance of additional warrants	4,994,307
Exercise of warrants	(4,841,519)
Change in fair value of warrant liability	(814,676)

Balance at September 30, 2011	$7,509,630

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 9 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at December 31, 2010	$2,120,360
Issuance of additional preferred stock and other	308,060
Conversion of preferred stock	(7,237,210)
Change in fair value of derivative liability	5,865,710

Balance at September 30, 2011	$1,056,920

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 8 for further discussion of the derivative liability.

Note 8 — Fair Value Measurements

The Company adopted the accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Cash and cash equivalents	$867,738	$—	$—	$867,738

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2009
Cash and cash equivalents	$1,362,488	$—	$—	$1,362,488

Liabilities
Warrant liability	$—	$—	$635,276	$635,276

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Warrant Liability
Balance at January 1, 2009	$—
Issuance of additional warrants	316,192
Change in fair value of warrant liability	319,084

Balance at December 31, 2009	635,276
Issuance of additional warrants	7,071,010
Change in fair value of warrant liability	465,232

Balance at December 31, 2010	$8,171,518

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 15 for further discussion of the warrant liability.

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

Derivative Liability
Balance at December 31, 2009	$—
Record fair value of derivative liability	2,120,360

Balance at December 31, 2010	$2,120,360

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See note 14 for further discussion of the derivative liability.

Property and Equipment	9 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 9 — Property and Equipment

As of December 31, 2010 and 2009, property and equipment consisted of the following:

	December 31, 2010	December 31, 2009
Lab equipment	$18,685	$—
Computer equipment and software	10,989	—

	29,674	—
Less: Accumulated depreciation and amortization	(8,085)	—

Property and equipment, net	$21,589	$—

Depreciation expense was $8,085 for the year ending December 31, 2010.

Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued Expenses

Note 6 — Accrued Expenses

Accrued expenses consist of the following:

	September 30, 2011	December 31, 2010
Accrued professional fees	$622,517	$413,384
Accrued compensation	73,996	7,076
Dividend on preferred stock payable	63,867	191,417
License fee	584,000	—
Accrued other	103,595	177,605

Total	$1,447,975	$789,482

Note 10 — Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2010	December 31, 2009
Accrued professional fees	$413,384	$147,410
Accrued compensation	7,076	7,208
Accrued interest	—	246,578
Dividend on preferred stock payable	191,417	42,740
Accrued other	177,605	100,324

Accrued expenses	$789,482	$544,260

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

Note 7 — Debt

Since the Company consummated a single offering of at least $10 million in August 2011, certain note holders were entitled to a mandatory redemption of the outstanding principal plus any interest payable in cash within three business days of the consummation. Approximately 21% of the original note of $6.0 million had a mandatory redemption requirement. Approximately $1.7 million including interest was paid in the third quarter after consummation of the offering. The remaining note holders signed amendments to their notes raising the mandatory redemption for a single offering or a series of offerings within a six-month period from $10 million to $30 million. The promissory note is due June 2012.

Total debt is comprised of the following:

	September 30, 2011	December 31, 2010
Current debt	$6,394,532	$56,911
Total current debt	6,394,532	56,911
Long-term debt	—	7,290,881

Total debt	$6,394,532	$7,347,792

Note 11 — Debt

The Successor Company’s outstanding long-term debt at December 31, 2010 and December 31, 2009 consists of $7.3 million and $6 million, respectively, of 12.5% Unsecured Promissory Notes (“New Notes”). Unpaid interest has been accreted to the principal at a rate of 15%. The New Notes have the following features: (1) 12.5% interest payable quarterly in cash or, at the Successor Company’s option, 15% payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due; (2) maturing June 1, 2012; (3) at any time prior to the maturity date, the Successor Company may redeem any portion of the outstanding principal of the New Notes in Cash at 125% of the stated face value of the New Notes. There is a mandatory redemption feature that requires the Successor Company to redeem all outstanding new notes if: (1) the Successor Company successfully completes a capital campaign raising in excess of $10 million; or (2) the Successor Company is acquired by, or sell a majority stake to, an outside party. The current debt of $57K is due in 2011 and the promissory note is due June 2012.

Total debt is comprised of the following:

	December 31, 2010	December 31, 2009
Current debt	$56,911	$47,795

Total Current Debt	56,911	47,795
Promissory Note	7,290,881	6,000,060

Total debt	$7,347,792	$6,047,855

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

Note 12 — Income Taxes

Fibrocell Science, Inc. and Fibrocell Technologies, Inc. file a consolidated U.S. Federal income tax return. During the third quarter of 2006, the Company acquired a 57% interest in Agera (see Note 7 — “Agera Laboratories, Inc.”). Agera files a separate U.S. Federal income tax return. The Company’s foreign subsidiaries, which comprise loss from discontinued operations, file income tax returns in their respective jurisdictions. The geographic source of loss from continuing operations is the United States.

The components of the income tax expense/(benefit) related to continuing operations, are as follows:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight Months ended August 31, 2009
U.S. Federal:
Current	$—	$—	$—
Deferred	—	—	—
U.S. State:
Current	—	—	—
Deferred	—	—	—

	$—	$—	$—

The reconciliation between income taxes/(benefit) at the U.S. federal statutory rate and the amount recorded in the accompanying consolidated financial statements is as follows:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight months ended August 31, 2009
Tax expense/(benefit) at U.S. federal statutory rate	$(4,490,789)	$(1,757,838)	$23,058,084
Increase/(decrease) in domestic valuation allowance	5,077,136	2,303,065	(30,209,991)
State income taxes/(benefit) before valuation allowance, net of federal benefit	(789,894)	(357,619)	4,690,990
Deferred tax impact of reorganization	—	(172,395)	2,261,359
Other	203,547	(15,213)	199,558

	$—	$—	$—

The components of the Successor Company’s net deferred tax liabilities at December 31, 2010 and 2009 are as follows:

	December 31, 2010	December 31, 2009
Deferred tax liabilities:
Intangible assets	$2,500,000	$2,500,000

Total deferred tax liabilities	$2,500,000	$2,500,000

Deferred tax assets:
Loss carryforwards	$38,003,210	$32,942,543
Property and equipment	1,460,890	1,559,631
Accrued expenses and other	1,285,007	1,551,822
Stock compensation	930,103	548,078

Total deferred tax assets	41,679,210	36,602,074
Less: valuation allowance	(41,679,210)	(36,602,074)

Total deferred tax assets	$—	$—

Net deferred tax liabilities	$2,500,000	$2,500,000

As of December 31, 2010, the Company had generated U.S. net operating loss carryforwards of approximately $81.6 million which expire from 2026 to 2030 and net loss carryforwards in certain non-US jurisdictions of approximately $24.4 million. The U.S. net operating loss carryforwards were reduced by approximately $74 million as a result of the Company’s emergence from bankruptcy (see Note 6 — “Liabilities Subject to Compromise and Reorganization Items”). The net operating loss carryforwards are available to reduce future taxable income. However, a, change in ownership, as defined by federal income tax regulations, could significantly limit the Company’s ability to utilize its U.S. net operating loss carryforwards. Additionally, because federal tax laws limit the time during which the net operating loss carryforwards may be applied against future taxes, if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carryforwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at December 31, 2010 and 2009. The valuation allowance increased by $5.1 million during 2010, due to the impact from the current year net loss, and decreased by $27.3 million during 2009, due primarily to the impact from the Company’s reorganization described above and net loss in that period.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 13 — Commitments and Contingencies

Legal Proceedings

As of December 31, 2010, there were no legal proceedings.

Employment Agreements

On February 1, 2010, the Company entered into an employment agreement with Mr. Pernock pursuant to which Mr. Pernock agreed to serve as Chief Executive Officer of the Company for an initial term ending February 1, 2013, which may be renewed for an additional one-year term by mutual agreement. The agreement provides for an annual salary of $450,000. Mr. Pernock is entitled to receive an annual bonus each year, payable subsequent to the issuance of the Company’s final audited financial statements, but in no case later than 120 days after the end of its most recently completed fiscal year. The final determination on the amount of the annual bonus will be made by the Board of Directors (or the Compensation Committee of the Board of Directors, if such committee has been formed), based on criteria established by the Board of Directors (or the Compensation Committee of the Board of Directors, if such committee has been formed). The targeted amount of the annual bonus shall be 60% of Mr. Pernock’s base salary, although the actual bonus may be higher or lower.

Under the agreement, Mr. Pernock was granted a ten-year option to purchase 1,650,000 shares at an exercise price per share equal to the closing price of the Company’s common stock on the date of execution of the agreement, or February 1, 2010. The options vest as follows: (i) 250,000 shares upon execution of the agreement; (ii) 100,000 shares upon the closing of a strategic partnership or licensing deal with a major partner that enables the Company to significantly improve and/or accelerate its capabilities in such areas as research, production, marketing and/or sales and enable the Company to reach or exceed its major business milestones within the Company’s strategic and operational plans, provided Mr. Pernock is the CEO on the closing date of such partnership or licensing deal (the determination of whether any partnership or licensing deal meets the foregoing criteria will be made in good faith by the Board upon the closing of such partnership or licensing deal); and (iii) 1,300,000 shares in equal 1/36th installments (or 36,111 shares per installment) monthly over a three-year period, provided Executive is the CEO on each vesting date. The vesting of all options set forth above shall accelerate upon a “change in control” as defined in the agreement, provided Mr. Pernock is employed by the Company within 60 days prior to the date of such change in control.

If Mr. Pernock’s employment is terminated at the Company’s election at any time, for reasons other than death, disability, cause (as defined in the agreement) or a voluntary resignation, or by Mr. Pernock for good reason (as defined in the agreement), Mr. Pernock shall be entitled to receive severance payments equal to twelve months of Mr. Pernock’s base salary and of the premiums associated with continuation of Mr. Pernock’s benefits pursuant to COBRA to the extent that he is eligible for them following the termination of his employment; provided that if anytime within eighteen months after a change in control either (i) Mr. Pernock is terminated, at the Company’s election at any time, for reasons other than death, disability, cause or voluntary resignation, or (ii) Mr. Pernock terminates the agreement for good reason, Mr. Pernock shall be entitled to receive severance payments equal to: (1) two years of Mr. Pernock’s base salary, (2) Mr. Pernock’s most recent annual bonus payment, and (3) the premiums associated with continuation of Mr. Pernock’s benefits pursuant to COBRA to the extent that he is eligible for them following the termination of his employment for a period of one year after termination. All severance payments shall be made in a lump sum within ten business days of Mr. Pernock’s execution and delivery of a general release of the Company, its parents, subsidiaries and affiliates and each of its officers, directors, employees, agents, successors and assigns in a form acceptable to the Company. If severance payments are being made, Mr. Pernock has agreed not to compete with the Company until twelve months after the termination of his employment.

On August 24, 2010, the Company entered into an amended and restated employment agreement with Mr. Declan Daly, which replaced and terminated his prior employment agreement with the Company, pursuant to which Mr. Daly agreed to serve as Chief Operating Officer and Chief Financial Officer of the Company for an initial term ending August 24, 2013, which may be renewed for an additional one-year term by mutual agreement. The agreement provides for an annual salary of $300,000. Mr. Daly is entitled to receive an annual bonus each year, payable subsequent to the issuance of the Company’s final audited financial statements, but in no case later than 120 days after the end of its most recently completed fiscal year. The final determination on the amount of the annual bonus will be made by the Board of Directors (or the Compensation Committee of the Board of Directors, if such committee has been formed), based on criteria established by the Board of Directors (or the Compensation Committee of the Board of Directors, if such committee has been formed). The targeted amount of the annual bonus shall be 50% of Mr. Daly’s base salary, although the actual bonus may be higher or lower.

Under the agreement, Mr. Daly was granted a ten-year option to purchase 400,000 shares at an exercise price per share equal to the closing price of the Company’s common stock on the date of execution of the agreement, or $0.55 per share. The options vest as follows: (i) 40,000 shares upon execution of the agreement; and (ii) 360,000 shares in equal 1/36th installments (or 10,000 shares per installment) monthly over a three-year period, provided Mr. Daly is the COO or CFO on each vesting date. The vesting of all options set forth above shall accelerate upon a “change in control” as defined in the agreement, provided Mr. Daly is employed by the Company within 60 days prior to the date of such change in control.

Mr. Daly is entitled to receive a one-time bonus in the amount of $50,000 (the “Milestone Bonus”) upon the FDA’s approval of the Company’s Biologics License Application filing, provided that Mr. Daly is the CFO or COO at the time of said event.

If Mr. Daly’s employment is terminated at the Company’s election at any time, for reasons other than death, disability, cause (as defined in the agreement) or a voluntary resignation, or by Mr. Daly for good reason (as defined in the agreement), Mr. Daly shall be entitled to receive severance payments equal to twelve months of Mr. Daly’s base salary and of the premiums associated with continuation of Mr. Daly’s benefits pursuant to COBRA to the extent that he is eligible for them following the termination of his employment; provided that if anytime within eighteen months after a change in control either (i) Mr. Daly is terminated, at the Company’s election at any time, for reasons other than death, disability, cause or voluntary resignation, or (ii) Mr. Daly terminates the agreement for good reason, Mr. Daly shall be entitled to receive severance payments equal to: (1) two years of Mr. Daly’s base salary, (2) Mr. Daly’s most recent annual bonus payment, and (3) the premiums associated with continuation of Mr. Daly’s benefits pursuant to COBRA to the extent that he is eligible for them following the termination of his employment for a period of one year after termination. All severance payments shall be made in a lump sum within ten business days of Mr. Daly’s execution and delivery of a general release of the Company, its parents, subsidiaries and affiliates and each of its officers, directors, employees, agents, successors and assigns in a form acceptable to the Company. If severance payments are being made, Mr. Daly has agreed not to compete with the Company until twelve months after the termination of his employment.

Consulting Agreements

In June 2010, we entered into two consulting agreements with two individuals. We issued the two consultants options to purchase 150,000 shares each. The options have an expiration date five years from the date of issuance and an exercise price of $0.93 per share.

In September 2010, we entered into a consulting agreement with one individual and issued the consultant options to purchase 120,000 shares. The options have an expiration date five years from the date of issuance and an exercise price of $0.59 per share.

Effective upon our exit from bankruptcy on September 3, 2009, we entered into a consultant agreement, pursuant to which Dr. Langer agreed to provide consulting services to us, including serving as a scientific advisor. The agreement has a one year term, provided that either party may terminate the agreement on 30 days notice. The agreement provides Dr. Langer annual compensation of $50,000.

In October 2009, we entered into two consulting agreements with two individuals. We issued the two consultants options to purchase 200,000 shares and 150,000 shares, respectively. The options have an expiration date five years from the date of issuance and an exercise price of $0.75 per share.

In December 2009, we entered into a consulting agreement with one individual and issued the consultant options to purchase 100,000 shares. The options have an expiration date five years from the date of issuance and an exercise price of $1.25 per share.

Leases

The Company has entered into a lease for office, warehouse and laboratory facilities in Exton, Pennsylvania under a third party non-cancelable operating lease through 2013. Future minimum lease commitments at December 31, 2010 are as follows:

Year Ending December 31,
2011	$1,194,350
2012	1,194,350
2013	298,588

Total	$2,687,288

For each of the years ended December 31, 2010 and 2009, rental expense totaled $1.4 million.

In April 2005, the Company entered into a non-cancelable three year operating lease for approximately 86,500 square feet in Exton, Pennsylvania. This facility houses members of the senior management team, quality and manufacturing personnel, and the corporate finance department. The Company began constructing a production line in a portion of this facility in anticipation of eventual FDA approval. The facility was completed during September 2005. This production line is expected to be utilized for the production of clinical supplies. During 2007, the Company extended the lease through March 31, 2013. Lease expense is recognized on a straight-line basis through March 31, 2013. The Exton, Pennsylvania minimum lease payments are included in the future minimum lease commitments table above through March 31, 2013.

Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
Equity

Note 8-Equity

Common Stock Private Placements

On August 3, 2011, the Company entered into agreements with certain accredited investors, pursuant to which the Company agreed to sell to the purchasers an aggregate of 41,409,461 shares of Company common stock at a purchase price of $0.55 per share in a private placement. Each purchaser also received a warrant to purchase 0.35 shares of common stock for every share of common stock acquired in the offering with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days at any time after the shares underlying the warrants are registered or eligible for resale pursuant to Rule 144. The aggregate purchase price paid by the purchasers at closing for the common stock and the warrants was $22.8 million. As of September 30, 2011, there was a subscription receivable of $2.0 million of which $1.5 million was received subsequent to September 30, 2011. The placement agents for the transaction received cash compensation of $1.6 million and warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454 and fair value of $440,330. Issuance costs of $1.6 million were netted against the gross proceeds.

On June 16, 2011, the Company completed a private placement, pursuant to which it sold an aggregate of 1,908,889 shares of Company common stock to eight accredited investors for an aggregate purchase price of $1,718,000. The placement agent for the transaction received cash compensation of $137,440 and warrants to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share.

Redeemable Preferred stock

On May 24, 2011, the Company sent a mandatory conversion notice to the holders of its outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock (collectively, the “Preferred Stock”). Pursuant to the notice, each holder of Preferred Stock was notified that since the volume weighted average price of the Company’s common stock had exceeded 200% of the then effective conversion price of the Preferred Stock for twenty consecutive trading days; the Company was permitted to force the conversion of the Preferred Stock into Company common stock. The conversion was effective on July 7, 2011; provided that holders of Preferred Stock had the right to voluntarily convert their shares of Preferred Stock prior to such date.

The Company records accrued dividends at a rate of 6% per annum on the Series A, Series B and Series D Preferred. As of September 30, 2011, $63,867 was accrued for dividends payable. The Company paid cash of $254,846 and $559,229 during the three and nine months ended September 30, 2011, respectively.

Preferred Stock Series D

On January 21 and 28, February 9 and March 1, 2011, the Company completed a private placement of securities of Series D Preferred and warrants. Each of the foregoing securities are subject to the “down-round” protection and if at any time while the Series D Preferred or warrants are outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then conversion price of the Series D Preferred (“Conversion Price”) or the exercise price of the warrants, then the conversion price and exercise price will be reduced to equal the lower price. The preferred stock has been classified by the Company within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series D Preferred may require the Company to redeem all of its Series D Preferred in the event of a triggering event which is outside of the control of the Company.

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (“ASC 815”) in the consolidated balance sheet as of September 30, 2011 and December 31, 2010. As of September 30, 2011 the derivative liability was re-measured resulting in income of $2,316,428 for the three months ended September 30, 2011 and expense of $5,865,710 for the nine months ended September 30, 2011 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until the preferred stock is converted into common stock.

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	September 30, 2011	December 31, 2010
Expected life (years)	1.4 years	1.6 years
Interest rate	0.3%	1.3%
Dividend yield	—	—
Volatility	61%	63%

Note 14 — Equity

Redeemable Preferred stock

As of December 31, 2010 the number of Redeemable Preferred stock (“Preferred”) outstanding, with a par value of $0.001 per share and a stated value of $1,000 per share is as follows:

Preferred stock Series A	2,886
Preferred stock Series B	4,640
Preferred stock Series D	1,645

Total	9,171

Terms of Redeemable Preferred stock

Dividends; Rank; Liquidation

Holders of the Preferred stock Series A (“Series A Preferred’), Preferred stock Series B (“Series B Preferred’) and Preferred stock Series D (“Series D Preferred’) are entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 6% per annum (subject to increase in certain circumstances), payable quarterly in arrears on January 15, April 15, July 15 and October 15. The dividends are payable in cash, or at our option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock equal to 110% of the cash dividend amount payable on the dividend payment date, or a combination thereof; provided that we may not pay the dividends in shares of common stock unless we meet certain conditions described in the Certificate of Designation, including that the resale of the shares has been registered under the Securities Act. If we pay the dividend in shares of common stock, the common stock will be valued for such purpose at 80% of the average of the volume weighted average price for the 10 consecutive trading days ending on the trading day that is immediately prior to the dividend payment date.

The Series A Preferred, Series B Preferred and Series D Preferred ranks senior to all shares of Company common stock (“Common Stock”). The Series D Preferred ranks junior to the Company’s Series A Preferred and Series B Preferred.

Upon our liquidation, dissolution or winding-up, whether voluntary or involuntary, the holders of the Series A Preferred, Series B Preferred and Series D Preferred shall be entitled to receive out of our assets, whether capital or surplus, an amount equal to the stated value of the common stock, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the Certificate of Designation, for each share of Series A Preferred, Series B Preferred and Series D Preferred before any distribution or payment shall be made to the holders of any junior securities, and if our assets are insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series A Preferred, Series B Preferred and Series D Preferred shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion; Conversion Price; Forced Conversion; Optional Redemption

Each share of Series A Preferred, Series B Preferred and Series D Preferred is convertible into a number of shares of common stock equal to (1) the stated value of the share ($1,000), divided by (2) $0.50 (as a result of the December 2010 Series D Preferred financing), subject to adjustment as discussed below. We refer to this price as the Conversion Price.

With certain exceptions, if, at any time while the Series A Preferred, Series B Preferred and Series D Preferred is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price (“down-round” provision). The Conversion Price is also subject to proportional adjustment in the event of any stock split, stock dividend, reclassification or similar event with respect to the common stock.

Commencing six months from the date of the agreement pursuant to which we issued the Series A Preferred, Series B Preferred and Series D Preferred, if the volume weighted average price for each of any 20 consecutive trading days exceeds 200% of the then effective Conversion Price and various other equity conditions are satisfied (including that the resale of the shares underlying the Series A Preferred, Series B Preferred and Series D Preferred, has been registered under the Securities Act), upon 30 days notice, the Series A Preferred, Series B Preferred and Series D Preferred plus all accrued and unpaid dividends will automatically convert into shares of common stock.

Commencing two years from the date of the agreement pursuant to which we issued the Series A Preferred, Series B Preferred and Series D Preferred, upon 30 days notice and provided various other equity conditions are satisfied (including that the resale of the shares underlying the Series A Preferred, Series B Preferred and Series D Preferred has been registered under the Securities Act), we may redeem some or all of the then outstanding Series A Preferred, Series B Preferred and Series D Preferred for cash in an amount equal to the 150% of the stated value of the Series A Preferred, Series B Preferred and Series D Preferred.

Voting

The holders of the Series A Preferred, Series B Preferred and Series D Preferred have no voting rights except with respect to specified matters affecting the rights of the Series A Preferred, Series B Preferred and Series D Preferred.

Negative Covenants

As long as any shares of Series A Preferred, Series B Preferred and Series D Preferred are outstanding, we may not, directly or indirectly: (a) amend our charter documents in any manner that materially and adversely affects any rights of the holders of the Series A Preferred, Series B Preferred and Series D Preferred; (b) pay cash dividends or distributions on our junior securities (including the common stock); or (c) enter into any transaction with any affiliate of ours which would be required to be disclosed in any public filing, unless such transaction is made on an arm’s-length basis and expressly approved by a majority of our disinterested directors.

Triggering Events

In the event of a Triggering Event (as defined in the Certificate of Designation and described below), any holder of Series A Preferred, Series B Preferred and Series D Preferred may require us to redeem all of its Series A Preferred, Series B Preferred and Series D Preferred, at a redemption price equal to the greater of (a) 130% of the stated value and (b) the product of (i) the volume weighted average price on the trading day immediately preceding the date of the Triggering Event and (ii) the stated value divided by the then Conversion Price, plus all accrued but unpaid dividends thereon and all liquidated damages and other costs, expenses or amounts due in respect of the Series A Preferred, Series B Preferred and Series D Preferred. Triggering Events include, among other things, bankruptcy related events, change of control transactions (as defined in the Certificate of Designation), and various types of failures to perform under, and breaches of, the transaction documents.

Preferred Stock Series A

In October 2009, the Successor Company completed an offering of Series A Preferred, Class A Warrants and Class B Warrants (the “October 2009 Offering”). Each of the foregoing securities were subject to the “down-round” protection, which provisions require the lowering of the conversion price or exercise price, as applicable, to the purchase price in the recent December 2010 Series D Preferred offering, or $0.50, and with respect to the warrants, the number of shares issuable under the warrants issued in the October 2009 Offering were proportionately increased such that the aggregate exercise price payable, after taking into consideration the decrease in exercise price, is now equal to the aggregate exercise price prior to such adjustment. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series A Preferred may require the Successor Company to redeem all of its Series A Preferred in the event of a triggering event which is outside of the control of the Successor Company. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 5,772,000 shares of Common Stock underlying the Series A Preferred, Class A warrants to purchase 1,624,996 shares of Common Stock at an exercise price of $0.50 per share, Class B warrants to purchase 1,624,996 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 650,000 shares of Common Stock at an exercise price of $0.50 per share.

Holders of the Series A Preferred are entitled to receive cumulative dividends at the rate per share of 6% per annum, payable quarterly in arrears on January 15, April 15, July 15 and October 15, beginning on April 15, 2010. As of December 31, 2010, $92,404 was accrued for dividends payable.

Preferred Stock Series B

In 2010, the Successor Company completed an offering of Series B Preferred and warrants (the “Warrants”). Each of the foregoing securities were subject to the “down-round” protection, which provisions require the lowering of the conversion price or exercise price, as applicable, to the purchase price in the recent December 2010 Series D offering, or $0.50, and with respect to the warrants, the number of shares issuable under the warrants issued in the 2010 Offerings were proportionately increased such that the aggregate exercise price payable, after taking into consideration the decrease in exercise price, is now equal to the aggregate exercise price prior to such adjustment. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series B Preferred may require the Successor Company to redeem all of its Series B Preferred in the event of a triggering event which is outside of the control of the Successor Company.

The Successor Company records accrued dividends at a rate of 6% per annum on the Series B Preferred. The Successor Company records accrued dividends at a rate of 6% per annum on the Series B Preferred. As of December 31, 2010, $96,581 is accrued for dividends payable.

The details of the 2010 Preferred Stock Series B financing are as follows:

•

In the third and fourth quarter of 2010, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers in the aggregate: (i) 4,640 shares of Series B Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share Series B Preferred, and (ii) the Warrants to purchase 7,733,334 shares of Common Stock at an exercise price of $0.8054 per share. As of December 31, 2010, the Company had not received $210,000 in subscription proceeds representing 210 shares Series B Preferred and Warrants to purchase 350,000 shares. Upon receipt of these subscription proceeds, the Company will issue the foregoing securities.

•

The aggregate purchase price for the third and fourth quarter 2010 Series B Preferred financing paid by the Purchasers for the Series B Preferred and the Warrants was $4,430,000 (representing $1,000 for each share of Series B Preferred together with the Warrants and adjusted for subscription receivable of $210,000). The Company used the proceeds for working capital purposes.

•

Viriathus Capital LLC and John Carris Investments LLC were co-placement agents for the Transaction, and received, in the aggregate, cash compensation of $354,400 and warrants to purchase 590,657 (adjusted for subscription receivable of $210,000) shares of Common Stock at an exercise price of $0.60 per share.

•

As a result of the December 2010 Series D Preferred Stock transaction the shares and warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 9,280,000 shares of Common Stock underlying the Series B Preferred, warrants to purchase 12,456,853 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 708,789 shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series D

On December 15, 17 and 27, 2010, the Successor Company completed a private placement of securities of Series D Preferred and warrants. Each of the foregoing securities were subject to the “down-round” protection and if at any time while the Series D Preferred is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price. The preferred stock has been classified within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) because any holder of Series D Preferred may require the Successor Company to redeem all of its Series D Preferred in the event of a triggering event which is outside of the control of the Successor Company.

The Successor Company records accrued dividends at a rate of 6% per annum on the Series D Preferred. The Successor Company records accrued dividends at a rate of 6% per annum on the Series D Preferred. As of December 31, 2010, $2,432 is accrued for dividends payable.

The details of the 2010 Series D Preferred financing are as follows:

•

1,645 shares of Series D Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share and (ii) warrants to purchase 3,290,000 shares of Common Stock at an exercise price of $0.50 per share.

•	The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,645,000 (representing $1,000 for each share of Series D Preferred together with Warrants).

•

The placement agents for the Transactions received cash compensation of $131,600 and warrants to purchase 263,200 shares of Common Stock at an exercise price of $0.50 per share (assuming all subscription proceeds are received in the Transactions).

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred has been recorded as a derivative liability under ASC 815 in the Successor’s consolidated balance sheet as of December 31, 2010 and will be re-measured on the Successor Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Successor Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

The embedded conversion option for the Series A Preferred, Series B Preferred and Series D Preferred was valued at $2,120,360 at December 31, 2010 at fair value using the Black-Scholes option pricing model. The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions:

December 31, 2010
Expected life (years)	1.6 years
Interest rate	1.6%
Dividend yield	—
Volatility	63%

Common Stock Offering

On March 2, 2010, the Company entered into a Securities Purchase Agreement with certain accredited investors, pursuant to which the Company sold to the Purchasers in the aggregate 5,076,664 shares of common stock at a purchase price of $0.75 per share. Each Purchaser also received a warrant to purchase the same number of shares of Common Stock acquired in the offering at an exercise price of $0.98 per share.

The aggregate purchase price paid by the Purchasers for the common stock and the warrants was $3,807,500. The Company used the proceeds for working capital purposes.

Viriathus Capital LLC and John Carris Investments LLC were co-placement agents for the transaction, and received cash compensation of $304,600 and warrants to purchase 406,133 shares of common stock at an exercise price of $0.75 per share upon the closing.

Each of the foregoing securities were subject to the “down-round” protection and if at any time while the Common Stock is outstanding, we sell or grant any option to purchase or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then Conversion Price, then the Conversion Price will be reduced to equal the lower price. As of result of the December 2010 Series D Preferred Stock transaction the Warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be Warrants to purchase 9,950,261 shares of Common Stock at an exercise price of $0.50 per share and co-placement warrants to purchase 609,200 shares of Common Stock at an exercise price of $0.50 per share.

Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Warrants [Abstract]
Warrants

Note 9 — Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as a derivative in accordance with ASC 815 if the stock warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The fair value of the warrants is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes outstanding warrants to purchase Common Stock as of September 30, 2011:

	Number of Warrants	Exercise Price	Expiration Dates	Warrant liability Balance as of September 30, 2011
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014	$645,762
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015	1,031,574
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015	2,146,514
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016	3,685,780

	33,236,820			$7,509,630

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.5454	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

There were 890,564 and 4,837,291 warrants exercised for the three and nine months ended September 30, 2011 which resulted in receipts of $445,282 and $2,418,646, respectively, and the issuance of 890,564 and 4,837,291 shares of common stock. In addition, there were no cashless warrants and 6,387,235 cashless warrants exercised for the three and nine months ended September 30, 2011, respectively, which resulted in the issuance of zero and 3,572,971 shares of common stock for the three and nine months ended September 30, 2011, respectively.

Liability-classified Warrants

Series D Preferred Stock Warrants and Placement Agent Warrants

In connection with the Series D Convertible Preferred Stock transaction, the Company issued 12,268,000 warrants at an exercise price of $0.50 per share and 981,440 placement agent warrants at an exercise price of $0.50 per share during the first quarter of 2011. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The weighted average fair market value of the warrants, at the date of issuance, granted to the accredited investors and placement agents, based on the Black-Scholes option-pricing model, is estimated to be $0.45 per warrant.

The fair market value of the liability-classified warrants was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions as of the dates indicated:

	September 30, 2011	December 31, 2010
Expected life (years)	4.3 years	4.7 years
Interest rate	0.7%	1.8%
Dividend yield	—	—
Volatility	61%	63%

All liability-classified warrants have an exercise price of $0.50 per share as a result of the December 2010 Series D Preferred Stock financing transaction.

Equity-classified Warrants

In connection with the private placement transaction on August 3, 2011, the Company issued warrants to purchase 14,493,310 shares of the Company common stock to certain accredited investors with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days. The placement agents for the transaction received warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454. The Company determined the average fair value of the warrants as of the date of the grant was $0.31 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $0.63, volatility of 61.4%, expected term of 5 years, risk-free interest rate of 1.25% and dividend yield of zero.

On June 16, 2011, the Company completed a private placement and issued warrants to the placement agents in the private placement to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share. The Company determined the fair value of the warrants as of the date of the grant was $0.62 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $1.08, volatility of 61.6%, expected term of 5 years, risk-free interest rate of 1.52% and dividend yield of zero.

Note 15 — Warrants

Preferred Stock Series A Class A and B Warrants and Placement Agent Warrants

As disclosed above in Note 9, the Successor Company issued Class A warrants, Class B warrants and placement agent warrants in connection with the October 2009 preferred stock transaction. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. As a result of the December 2010 Series D convertible preferred stock financing and the “down-round” provision, the Class A warrants, Class B warrants and placement agent warrants were reissued to purchase approximately 3.9 million shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series B Warrants and Co-placement Agent Warrants

In connection with the Series B Convertible Preferred Stock transaction, the Successor Company issued warrants and co- placement agent warrants. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. As a result of the December 2010 Series D convertible preferred stock financing and the “down-round” provision, the Series B warrants and co-placement agent warrants were reissued to purchase approximately 13.2 million shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series D Warrants and Co-placement Agent Warrants

In connection with the Series D Convertible Preferred Stock transaction, the Successor Company issued 3,290,000 warrants at an exercise price of $0.50 per share and 263,200 placement agent warrants at an exercise price of $0.50 per share. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The weighted average fair market value of the warrants, at the date of issuance, granted to the accredited investors and co-placement agents, based on the Black-Scholes valuation model, is estimated to be $0.31 per warrant.

Common Stock Warrants and Co-placement Agent Warrants

In connection with the March 2, 2010 financing, the Successor Company issued 5,076,664 warrants at an exercise price of $0.98 per share to the accredited investors and 406,133 warrants at an exercise price of $0.75 to the co-placement agents upon closing. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The warrants were exercisable immediately after grant and expire five years thereafter. The fair market value of the warrants, at the date of issuance, granted to the accredited investors and co-placement agents, based on the Black-Scholes valuation model, is estimated to be $0.52 per warrant and $0.58 per warrant, respectively. As a result of the Convertible Preferred Stock Series B financing and the “down-round” provision, the Common Stock warrants and placement agent warrants were reissued to purchase 10.6 million shares of Common Stock at an exercise price of $0.50 per share.

The Successor Company recognizes these warrants as a liability at the fair value on each reporting date due to the “down-round” price protection provision. The Company measured the fair value of these warrants as of December 31, 2010, and recorded warrant expense of $2.0 million resulting from the increase in the liability associated with the fair value of the warrants for the three months ended December 31, 2010. The Company computed the value of the warrants using the Black-Scholes method. The fair value of the warrants will continue to be classified as a liability until such time as the warrants are exercised, expire or an amendment of the warrant agreements renders these warrants to be no longer classified as a liability. The warrants are exercisable upon issuance and expire on the fifth anniversary of issuance. There were no warrants exercised in 2010.

The fair market value of the warrants was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions as of the dates indicated:

	December 31, 2010	December 31, 2009
Expected life (years)	4.7 years	4.8 years
Interest rate	1.8%	2.7%
Dividend yield	—	—
Volatility	63%	66%

Roll forward of Successor Company warrant liability from December 31, 2009 through December 31, 2010:

	December 31, 2009	Additions	Revaluation	December 31, 2010
Preferred stock class A warrants	$275,378	$—	$120,711	$396,089
Preferred stock class B warrants	207,611	—	188,478	396,089
Preferred stock co-placement warrants	152,287	—	6,150	158,437
Common stock warrants	—	2,654,752	(123,604)	2,531,148
Common stock placement warrants	—	235,958	(80,990)	154,968
Preferred stock series B warrants	—	2,837,394	522,678	3,360,072
Preferred stock series B co-placement warrants	—	249,778	(58,784)	190,994
Preferred stock series D warrants	—	1,011,553	(100,717)	910,836
Preferred stock series D co-placement warrants	—	81,575	(8,690)	72,885
Total	$635,276	$7,071,010	$465,232	$8,171,518

Warrant liability is comprised of the following as of December 31, 2010:

	Successor
	Number of Warrants	Fair Value of Warrants	December 31, 2010
Preferred stock class A warrants	1,624,996	$0.24	$396,089
Preferred stock class B warrants	1,624,996	0.24	396,089
Preferred stock co-placement warrants	650,000	0.24	158,437
Common stock warrants	9,950,261	0.25	2,531,148
Common stock placement warrants	609,200	0.25	154,968
Preferred stock series B warrants	12,456,853	0.27	3,360,072
Preferred stock series B co-placement warrants	708,789	0.27	190,994
Preferred stock series D warrants	3,290,000	0.28	910,836
Preferred stock series D co-placement warrants	263,200	0.28	72,885

Total	31,178,295	$0.26	$8,171,518

Warrant liability is comprised of the following as of December 31, 2009:

	Successor
	Number of Warrants	Fair Value of Warrants	Balance as of December 31, 2009
Preferred stock class A warrants	501,543	$0.55	$275,378
Preferred stock class B warrants	416,667	0.50	207,611
Preferred stock co-placement warrants	250,000	0.61	152,287

Total	1,168,210		$635,276

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity-Based Compensation [Abstract]
Equity-based Compensation

Note 10 — Stock-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	September 30, 2011	September 30, 2010
Stock option compensation expense for employees and directors	$225,235	$183,231
Restricted stock expense	12,000	18,000
Equity awards for nonemployees issued for services	—	7,724

Total stock-based compensation expense	$237,235	$208,955

	Nine months ended
	September 30, 2011	September 30, 2010
Stock option compensation expense for employees and directors	$2,303,289	$729,619
Restricted stock expense	48,000	54,000
Equity awards for nonemployees issued for services	288,676	59,321

Total stock-based compensation expense	$2,639,965	$842,940

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,598,000	$0.72
Exercised	(600,000)	$0.75
Forfeited	(1,020,000)	$0.77

Outstanding at September 30, 2011	13,655,000	$0.77	8.59	$600

Exercisable at September 30, 2011	8,390,642	$0.79	8.19	$—

The total fair value of shares vested during the nine months ended September 30, 2011 was $3.8 million. As of September 30, 2011, there was $1.9 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.6 years. As of September 30, 2011, there was approximately $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During the three months ended September 30, 2011 and 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.36 and $0.34, respectively. The fair market value of the options was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions for the three months ended as of the dates indicated:

	September 30, 2011	September 30, 2010
Expected life (years)	6.0 years	4.9 years
Interest rate	2.4%	1.5%
Dividend yield	—	—
Volatility	61%	63%

There were 600,000 cashless stock options exercised during the year ended September 30, 2011, which resulted in the issuance of 246,141 shares of common stock.

Note 16 — Equity-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Successor	Successor	Predecessor
	Twelve months December 31, 2010	Four months December 31, 2009	Eight months August 31, 2009
Stock option compensation expense for employees and directors	$833,713	$326,838	$581,707
Restricted stock expense	72,000	168,000	—
Equity awards for nonemployees issued for services	86,828	386,380	1,746
Total stock-based compensation expense	$992,541	$881,218	$583,453

Successor Company

Our board of directors adopted the 2009 Equity Incentive Plan (the “Plan”) effective September 3, 2009. The Plan is intended to further align the interests of the Successor Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Successor Company. The Plan allows for the issuance of up to 4,000,000 shares of the Successor Company’s common stock. Subsequent to December 31, 2010, the board of directors of the Company amended the 2009 Equity Incentive Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. Notwithstanding the foregoing, to the extent the Successor Company is unable to obtain shareholder approval of the Plan within one year of the effective date, any incentive stock options issued pursuant to the Plan shall automatically be considered nonqualified stock options, and to the extent a holder of an incentive stock option exercises his or her incentive stock option prior to such shareholder approval date, such exercised option shall automatically be considered to have been a nonqualified stock option. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years.

On February 23, 2010, modifications were made to all fiscal year 2009 grants for directors and employees. The modifications provided for all options granted under the 2009 Plan in fiscal year 2009 to extend to a ten year term and allowed Directors to extend the exercise period after departure to one year. As a result of the modifications, the Successor Company recognized incremental compensation cost of approximately $149,000 in the first quarter of 2010.

During the year ended December 31, 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.53 for this period. During the period September 2009 through December 2009, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.33 for this period. The fair market value of the stock options at the date of grant was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31, 2010	Four Months Ended December 31, 2009
Expected life	5.1 years	2.7 years
Interest rate	2.0%	1.4%
Di Dividend yield	—	—
Volatility	64%	67%

There were no stock options exercised during the year ended December 31, 2010 and the period September 2009 through December 2009.

A summary of option activity for the year ended December 31, 2010 is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$0.38
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86		$—
Options exercisable at December 31, 2010	3,627,384	$0.84		$—

The following table summarizes the Successor Company’s non-vested stock options:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50

The total fair value of shares vested during the twelve months ended December 31, 2010 was $0.8 million. As of December 31, 2010, there was $0.7 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of two years. As of December 31, 2010, there was $0.3 million of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

Restricted stock

The following table summarizes the Successor’s restricted stock activity for the year ended December 31, 2010:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48

As of December 31, 2010, there was less than $0.1 million of total unrecognized compensation cost related to non-vested restricted stock that is expected to be recognized over a weighted-average period less than 1 year.

Predecessor Company

Prior to September 3, 2009, the Effective Date, the Predecessor Company maintained stock-based incentive compensation plans for employees and directors of the Company. On the Effective Date, the following stock option plans were terminated (and any and all awards granted under such plans were terminated and will no longer be of any force or effect): (1) the 2001 Stock Option and Appreciation Rights Plan, (2) the 2003 Stock Option and Appreciation Rights Plan, (3) the 2005 Stock Option and Appreciation Rights Plan. As a result of the cancellation of the stock options, the Predecessor Company recorded additional stock compensation expense of $0.3 million for the unrecognized stock compensation expense.

Segment Information and Geographical information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information and Geographical information [Abstract]
Segment Information and Geographical information

Note 11 — Segment Information and Geographical information

The Company has two reportable segments: Fibrocell Therapy and Agera. The Fibrocell Therapy segment specializes in the development and commercialization of autologous cellular therapies for soft tissue regeneration. The Agera segment maintains proprietary rights to a scientifically-based advanced line of skincare products. There is no intersegment revenue. The following table provides operating financial information for the continuing operations of the Company’s two reportable segments:

Three Months Ended September 30, 2011

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$159,400	$159,400
Depreciation and amortization expense	63,112	—	63,112
Segment income (loss) from continuing operations	$6,959,721	$(37,809)	$6,921,912

Nine Months Ended September 30, 2011

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$621,310	$621,310
Depreciation and amortization expense	75,702	—	75,702
Segment income (loss) from continuing operations	$(20,245,651)	$21,852	$(20,223,799)

Three Months Ended September 30, 2010

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$243,677	$243,677
Depreciation and amortization expense	2,472	—	2,472
Segment income (loss) from continuing operations	$(1,816,681)	$24,210	$(1,792,471)

Nine Months Ended September 30, 2010

	Segment
	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$716,809	$716,809
Depreciation and amortization expense	5,612	—	5,612
Segment income (loss) from continuing operations	$(8,219,599)	$13,722	$(8,205,877)

Geographical information concerning the Company’s revenue is as follows:

	Revenue
	Three months ended September 30, 2011	Three months ended September 30, 2010
United States	$47,454	$54,367
United Kingdom	123,786	181,931
Other	(11,840)	7,379

Total	$159,400	$243,677

	Revenue
	Nine months ended September 30, 2011	Nine months ended September 30, 2010
United States.	$142,926	$176,215
United Kingdom	389,359	472,721
Other	89,025	67,873

Total	$621,310	$716,809

During the three months ended September 30, 2011, revenue from one foreign customer and one domestic customer represented 78% and 20% of consolidated revenue, respectively. During the three months ended September 30, 2010, revenue from one foreign customer and one domestic customer represented 75% and 15% of consolidated revenue, respectively.

During the nine months ended September 30, 2011, revenue from one foreign customer and one domestic customer represented 63% and 16% of consolidated revenue, respectively. During the nine months ended September 30, 2010, revenue from one foreign customer and one domestic customer represented 73% and 17% of consolidated revenue, respectively.

As of September 30, 2011 and December 31, 2010, one foreign customer represented 66% and 88%, respectively, of accounts receivable, net.

	Segment
Segment assets:	Fibrocell Therapy	Agera	Consolidated
September 30, 2011	$23,261,939	$574,079	$23,836,018
December 31, 2010	7,681,502	596,643	8,278,145

Note 17 — Segment Information and Geographical information

The Successor Company has two reportable segments: Fibrocell Therapy and Agera. The Fibrocell Therapy segment specializes in the development and commercialization of autologous cellular therapies for soft tissue regeneration. The Agera segment maintains proprietary rights to a scientifically-based advanced line of skincare products. There is no intersegment revenue. The following table provides operating financial information for the continuing operations of the Successor Company’s two reportable segments:

	Segment
	Successor		Successor
Year Ended December 31, 2010	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$936,369	$936,369
Segment income (loss) from continuing operations	$(12,840,598)	$9,770	$(12,830,828)
Supplemental information related to continuing operations
Depreciation and amortization expense	$8,085	$—	$8,085
Total assets, including assets from discontinued operations as of December 31, 2010	7,681,502	596,643	8,278,145
Property and equipment, net	21,589	—	21,589
Intangible assets, net	6,340,656	—	6,340,656

An intercompany receivable as of December 31, 2010, of $0.9 million, due from the Agera segment to the Fibrocell Therapy segment, is eliminated in consolidation. This intercompany receivable is primarily due to the intercompany management fee charge to Agera by Fibrocell Technologies, Inc., as well as Agera working capital needs provided by Fibrocell Technologies, Inc., and has been excluded from total assets of the Fibrocell Therapy segment in the above table. There is no intersegment revenue. Total assets on the consolidated balance sheet at December 31, 2010 are approximately $8.3 million, which includes assets of discontinued operations of less than $0.1 million.

	Segment
	Successor		Successor
Four Months Ended December 31, 2009	Fibrocell Therapy	Agera	Consolidated
Total operating revenue	$—	$329,941	$329,941
Segment income (loss) from continuing operations	$(5,026,024)	$3,631	$(5,022,393)
Supplemental information related to continuing operations
Depreciation and amortization expense	$—	$—	$—
Total assets, including assets from discontinued operations as of December 31, 2009	8,092,816	631,393	8,724,209
Property and equipment, net	—	—	—
Intangible assets, net	6,340,656	—	6,340,656

	Segment
	Predecessor		Predecessor
Eight Months Ended August 31, 2009	Isolagen Therapy	Agera	Consolidated
Total operating revenue	$—	$538,620	$538,620
Segment income from continuing operations	$65,498,934	$381,306	$65,880,240

An intercompany receivable as of December 31, 2009, of $1.0 million, due from the Agera segment to the Fibrocell Therapy segment, is eliminated in consolidation. This intercompany receivable is primarily due to the intercompany management fee charge to Agera by Fibrocell Technologies, Inc., as well as Agera working capital needs provided by Fibrocell Technologies, Inc., and has been excluded from total assets of the Fibrocell Therapy segment in the above table. There is no intersegment revenue. Total assets on the consolidated balance sheet at December 31, 2009 are approximately $8.7 million, which includes assets of discontinued operations of less than $0.1 million.

Geographical information concerning the Company’s revenue is as follows:

	Successor	Successor	Predecessor
	Year ended December 31, 2010	Four months ended December 31, 2009	Eight months ended August 31, 2009
United States	$237,286	$68,526	$187,289
United Kingdom	669,921	251,615	308,244
Other	29,162	9,800	43,087
	$936,369	$329,941	$538,620

During 2010, revenue from one foreign customer and one domestic customer represented 72% and 17% of consolidated revenue, respectively. During the four months ended December 31, 2009, revenue from one foreign customer and one domestic customer represented 79% and 15% of consolidated revenue, respectively. During the eight months ended August 31, 2009, revenue from one foreign customer and one domestic customer represented 57% and 23% of consolidated revenue, respectively.

As of December 31, 2010 and December 31, 2009, one foreign customer represented 88% and 87%, respectively, of accounts receivable, net.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

The Company announced on October 3, 2011, that it has begun the launch of LAVIV in major metropolitan areas throughout the U.S. LAVIV was recently named a 2011 Allure Best of Beauty Award winner in the magazine’s annual cover story (October 2011 issue).

Subsequent to September 30, 2011, the Company received an additional $1.5 million, leaving a balance of $0.5 million due from the August private placement.

Fibrocell Science, Inc.

(A Development Stage Company)

Notes to Consolidated Financial Statements

Note 18 — Subsequent Events

On January 14, 2011, the board of directors of the Company amended the 2009 Equity Incentive Plan (the “Plan”) to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock.

On January 14, 2011, the board of directors agreed to provide: (i) Mr. David Pernock, Chief Executive Officer and President, with an option to purchase 2,100,000 shares of Company common stock; (ii) Mr. Declan Daly, Chief Financial Officer, with an option to purchase 1,065,000 shares of Company common stock; and (iii) Messrs. Kelvin Moore, Robert Langer, Marc Mazur, and George Korkos, each a director of the Company, with an option to purchase 200,000 shares of Company common stock. Each of the foregoing options has: (i) a ten-year term, (ii) an exercise price equal to the closing price of the Company’s common stock on the date of grant, and (iii) vests 50% on the date of grant; 25% on the one-year anniversary of the date of grant; and 25% on the two-year anniversary of the date of grant; provided in each case that the grantee is providing service to the Company on the vesting date.

On January 21, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,234 shares of Series D Convertible Preferred Stock, with a par value of $0.001 per share and a stated value of $1,000 per share (“Series D Preferred”), and (ii) warrants to purchase 2,468,000 shares of Company common stock (“Common Stock”) at an exercise price of $0.50 per share.

The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,234,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes.

The placement agents for the offering received cash compensation of $98,720 and warrants to purchase 197,440 shares of Common Stock at an exercise price of $0.50 per share.

On January 28, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,414 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 2,828,000 shares of Common Stock at an exercise price of $0.50 per share.

The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $1,414,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes.

The placement agents for the offering received cash compensation of $113,120 and warrants to purchase 226,240 shares of Common Stock at an exercise price of $0.50 per share.

On February 9, 2011, the “Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 3,436 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 6,872,000 shares of Common Stock at an exercise price of $0.50 per share.

The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $3,436,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes.

The placement agents for the offering received cash compensation of $274,880 and warrants to purchase 549,760 shares of Common Stock at an exercise price of $0.50 per share.

On March 1, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 50 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 100,000 shares of Common Stock at an exercise price of $0.50 per share.

The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $50,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes.

The placement agents for the offering received cash compensation of $4,000 and warrants to purchase 8,000 shares of Common Stock at an exercise price of $0.50 per share.

As of March 24, 2011, investors in the Series B preferred stock had converted 1,902 preferred shares into 3,804,000 common shares.